UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Michael W. Stockton

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Income Builder® Semi-annual report for the six months ended April 30, 2016

Capital Income Builder seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2016 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–5.54%	5.34%	4.68%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.59% for Class A shares as of the prospectus dated January 1, 2016.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2016, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 3.08%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Equity markets were little changed during the first half of Capital Income Builder’s fiscal year. In a volatile period, anxieties about sluggish global economic growth and declining commodity prices periodically weighed on stocks. However, more defensive, dividend-paying sectors generated stronger returns, boosted by their perceived safe-haven status. For the six months ended April 30, 2016, the fund achieved a total return of 1.92%, with all dividends reinvested. By way of comparison, the MSCI ACWI (All Country World Index), a measure of returns for stock markets in 46 countries, fell 0.94%, while Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 0.43%. Meanwhile, Barclays U.S. Aggregate Index, a broad measure of U.S. fixed-income markets, returned 2.82%. The fund’s peer group, as measured by the Lipper Global Equity Income Funds Average, gained 0.65% for the period.

Dividend income

The fund paid regular dividends of 50 cents per share in December 2015 and March 2016. In addition, a special dividend of 2 cents per share was paid in December. The fund strives to grow its dividend and provide a special dividend each fiscal year, though its ability to do so is dependent on market conditions. Capital Income Builder recorded a 12-month distribution rate of 3.48% as of April 30, 2016, greater than the yield of the Lipper Global Equity Income Funds Average (2.89%), MSCI ACWI (2.67%), Barclays U.S. Aggregate Index (2.15%) and the S&P 500 (2.14%).

The current environment

Global equity markets declined in the first half of the period amid lower prices for oil and other commodities, as well as anxieties over the pace of growth in the U.S. and China. However, stocks rebounded beginning in February on the back of solid U.S. economic data, new stimulus measures in China and an uptick in commodity prices (including oil). The utilities, consumer staples and telecommunication services sectors advanced on strong demand for dividend-paying companies. Materials stocks rose the most, benefitting from a recovery in prices for gold, iron ore and other metals late in the period. Financials was the worst-returning sector, as financial conglomerates struggled with weaker trading volumes, disappointing investment banking performance and lower interest rates. More economically sensitive sectors, such as information technology and consumer discretionary, also fell.

In the U.S., the broad stock market posted modest gains. The Federal Reserve raised the federal funds rate target by 25 basis points in December — the first increase in nine years. While weakness abroad created fears of a slowdown, concerns about a potential recession waned in 2016 amid positive economic data, including steady job gains.

Capital Income Builder	1

Results at a glance

For periods ended April 30, 2016, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/30/87)

Capital Income Builder (Class A shares)	1.92%	–1.59%	5.96%	5.09%	9.32%
MSCI ACWI (All Country World Index)[1,2]	–0.94	–5.66	4.69	3.89	6.59
Barclays U.S. Aggregate Index[2]	2.82	2.72	3.60	4.95	6.66
70%/30% MSCI ACWI/Barclays Index[1,2,3]	0.28	–2.99	4.58	4.53	6.90
Standard & Poor’s 500 Composite Index[2]	0.43	1.21	11.02	6.91	9.16
Lipper Global Equity Income Funds Average[4]	0.65	–4.05	4.37	3.08	—

[1]	From July 30, 1987, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[3]	The 70%/30% MSCI ACWI/Barclays Index blends the MSCI ACWI with the Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Results assume the blend is rebalanced monthly.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

European equities slid as inflation and economic growth remained anemic. The European Central Bank launched fresh stimulus measures, including lowering its key deposit rate further into negative territory and expanding its bond purchases to include corporate securities. Negative interest rates hurt banking stocks, while pharmaceutical and biotechnology companies declined amid political discord over drug pricing. Meanwhile, Japanese stocks struggled as a stronger yen and weak economy dimmed corporate earnings prospects.

In the bond market, U.S. Treasuries and investment-grade credit gained as investors sought safe-haven assets. After December’s rate hike, the Federal Reserve in subsequent meetings indicated it would take a cautious approach to further increases in light of global economic developments.

A look at the portfolio

As of April 30, consumer staples was the biggest sector among the fund’s equity holdings, comprising 14.6% of total assets. Financials followed at 11.0%. Investments in U.S. equities represented 41.9% of the fund’s overall holdings, while non-U.S. equities made up 38.0%.

2	Capital Income Builder

In share-price terms, eight of the fund’s 10 largest holdings registered positive returns over the period, as investors flocked to dividend-paying companies. Tobacco firms Philip Morris International and Altria benefited from their defensive nature. Biotech firms Amgen and AbbVie also advanced. Telecommunication companies Verizon Communications and AT&T gained, with the latter generating the highest return among the top 10 holdings. Coca-Cola also rose. In contrast, drug maker GlaxoSmithKline and utility SSE declined.

Overall, the fund’s fixed-income investments produced positive returns. Holdings consist primarily of government and mortgage-backed securities. In addition to generating income, this portion of Capital Income Builder’s portfolio seeks to provide stability during volatile markets.

The road ahead

The global economic picture remains mixed. Although the U.S. economy likely will grow at a moderate tempo, the recovery in Europe remains fragile. Meanwhile, certain emerging markets economies have been challenged by political turmoil and flagging commodity prices. Against this backdrop, corporate profit margins appear to be narrowing, which could affect the sustainability and future trajectory of dividend payments. While being mindful of valuations, portfolio managers are seeking companies with stable revenue streams, steady cash flows and a commitment to returning those flows to shareholders; they also are focusing on dividend-committed companies that are leaders in their respective industries. Amid generally higher-than-average valuations, managers have recently invested in smaller, “off-the-beaten-path” companies in areas such as infrastructure. We thank you for investing in Capital Income Builder, and we look forward to reporting to you again in six months.

Cordially,

James B. Lovelace Vice Chairman of the Board	Joyce Gordon President

June 9, 2016

For current information about the fund, visit americanfunds.com.

Capital Income Builder	3

Summary investment portfolio April 30, 2016	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	56.73%
United Kingdom	16.50
Euro zone*	7.22
Canada	3.72
Switzerland	3.06
Hong Kong	1.92
Singapore	1.27
Japan	1.09
Sweden	1.04
Other countries	3.74
Short-term securities & other assets less liabilities	3.71

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Common stocks 79.61%	Shares	Value (000)
Consumer staples 14.58%
Philip Morris International Inc.	39,354,998	$3,861,512
Altria Group, Inc.	38,444,005	2,410,824
Coca-Cola Co.	36,501,174	1,635,253
Imperial Brands PLC[1]	28,140,282	1,527,327
British American Tobacco PLC[1]	18,184,976	1,109,769
Nestlé SA1	11,204,110	834,199
Procter & Gamble Co.	9,333,800	747,824
Reynolds American Inc.	13,430,416	666,149
Kraft Heinz Co.	4,803,766	375,030
Other securities		1,294,642
		14,462,529

Financials 10.95%
Crown Castle International Corp.	15,440,605	1,341,480
Sampo Oyj, Class A1	28,108,801	1,228,208
Prudential PLC[1]	27,421,556	542,466
Swedbank AB, Class A1	18,968,555	408,849

4	Capital Income Builder

	Shares	Value (000)
CME Group Inc., Class A	4,410,149	$405,337
BNP Paribas SA1	7,328,383	388,374
Other securities		6,540,949
		10,855,663

Utilities 9.83%
SSE PLC[1,2]	78,291,002	1,730,731
National Grid PLC[1]	106,312,445	1,517,407
Dominion Resources, Inc.	15,773,888	1,127,360
EDP - Energias de Portugal, SA1,2	251,180,889	893,384
Duke Energy Corp.	10,068,000	793,157
Iberdrola, SA, non-registered shares[1]	72,272,109	514,029
DTE Energy Co.	4,306,000	383,923
Other securities		2,786,159
		9,746,150

Health care 9.20%
GlaxoSmithKline PLC[1]	89,407,900	1,903,650
AbbVie Inc.	30,678,285	1,871,375
Amgen Inc.	11,451,003	1,812,694
Novartis AG1	18,207,743	1,390,282
AstraZeneca PLC[1]	8,046,600	462,780
AstraZeneca PLC (ADR)	7,895,700	228,660
Pfizer Inc.	15,853,900	518,581
Other securities		934,489
		9,122,511

Telecommunication services 9.18%
Verizon Communications Inc.	57,716,543	2,940,081
AT&T Inc.	40,586,177	1,575,555
Singapore Telecommunications Ltd.[1]	346,003,131	990,498
Vodafone Group PLC[1]	256,156,264	828,383
CenturyLink, Inc.	20,563,478	636,440
Other securities		2,138,407
		9,109,364

Energy 6.60%
Royal Dutch Shell PLC, Class B1	38,300,500	1,005,657
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	10,540,552	275,827
Royal Dutch Shell PLC, Class B (ADR)	1,185,000	63,220
Exxon Mobil Corp.	11,586,600	1,024,255
Chevron Corp.	8,281,711	846,225
Suncor Energy Inc.	21,458,518	629,885
Kinder Morgan, Inc.	22,590,041	401,199
Other securities		2,296,525
		6,542,793

Industrials 6.24%
Lockheed Martin Corp.	5,172,774	1,202,049
General Electric Co.	35,432,400	1,089,546
Caterpillar Inc.	6,113,000	475,102

Capital Income Builder	5

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Boeing Co.	3,154,800	$425,267
Other securities		2,999,929
		6,191,893

Information technology 4.13%
Texas Instruments Inc.	11,059,000	630,805
Intel Corp.	19,863,000	601,452
International Business Machines Corp.	3,600,700	525,486
Other securities		2,338,433
		4,096,176

Consumer discretionary 4.02%
Las Vegas Sands Corp.	14,666,100	662,174
McDonald’s Corp.	3,346,700	423,324
Other securities		2,903,506
		3,989,004

Materials 2.56%
Rio Tinto PLC[1]	12,837,000	431,204
Other securities		2,111,863
		2,543,067

Miscellaneous 2.32%
Other common stocks in initial period of acquisition		2,304,463

Total common stocks (cost: $70,007,423,000)		78,963,613

Preferred securities 0.02%
Financials 0.02%
Other securities		15,200

Total preferred securities (cost: $19,234,000)		15,200

Convertible stocks 0.26%
Financials 0.13%
Other securities		127,941

Utilities 0.09%
Dominion Resources, Inc., convertible preferred, Series A, units	1,800,000	88,794

Miscellaneous 0.04%
Other convertible stocks in initial period of acquisition		41,038

Total convertible stocks (cost: $247,770,000)		257,773

Convertible bonds 0.24%	Principal amount (000)
Financials 0.24%
Other securities		243,026

Total convertible bonds (cost: $238,449,000)		243,026

6	Capital Income Builder

Bonds, notes & other debt instruments 16.16%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 6.12%
U.S. Treasury 4.85%
U.S. Treasury 1.25% 2020	$382,100	$384,278
U.S. Treasury 0.88%–8.88% 2016–2046[3]	4,022,608	4,426,706
		4,810,984

U.S. Treasury inflation-protected securities 1.27%
U.S. Treasury Inflation-Protected Security 0.125% 2020[4]	366,521	374,326
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2021–2044[4]	834,448	883,242
		1,257,568

Total U.S. Treasury bonds & notes		6,068,552

Corporate bonds & notes 6.05%
Financials 1.24%
Crown Castle International Corp. 4.875% 2022	300	326
Other securities		1,230,985
		1,231,311

Energy 0.97%
Exxon Mobil Corp. 2.22%–3.04% 2021–2026	13,440	13,748
Other securities		948,234
		961,982

Telecommunication services 0.87%
AT&T Inc. 2.80%–8.25% 2021–2046	40,346	42,241
Verizon Communications Inc. 4.27%–4.52% 2036–2048	23,264	23,600
Other securities		796,850
		862,691

Health care 0.70%
AbbVie Inc. 2.50%–4.70% 2020–2045	51,650	52,933
Novartis Securities Investment Ltd. 5.125% 2019	15,000	16,566
Other securities		620,875
		690,374

Utilities 0.45%
Dominion Resources, Inc. 4.104% 2021	14,337	14,636
Virginia Electric and Power Co. 3.45% 2024	1,860	1,982
Other securities		431,520
		448,138

Consumer staples 0.38%
Altria Group, Inc. 2.63%–9.25% 2019–2044	25,949	29,135
Coca-Cola Co. 1.80%–3.30% 2016–2021	2,500	2,662
Philip Morris International Inc. 1.88%–4.25% 2021–2044	15,130	15,755
Other securities		324,941
		372,493

Industrials 0.26%
General Electric Capital Corp. 2.342% 2020[5]	5,984	6,129
General Electric Co. 5.25% 2017	12,500	13,355
Lockheed Martin Corp. 1.85%–4.70% 2018–2046	32,305	34,797
Other securities		203,459
		257,740
Other corporate bonds & notes 1.18%
Other securities		1,177,121

Total corporate bonds & notes		6,001,850

Capital Income Builder	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 2.92%
Fannie Mae 0%–7.50% 2017–2047[6,7,8]	$713,146	$770,508
Freddie Mac 0%–6.50% 2019–2047[6,7]	585,982	617,418
Government National Mortgage Assn. 0%–6.50% 2035–2065[6,8]	1,221,634	1,307,793
Other securities		205,370
		2,901,089

Federal agency bonds & notes 0.24%
Fannie Mae 2.13%–5.38% 2016–2026	97,650	98,197
Freddie Mac 1.00%–5.50% 2016–2019	128,980	132,510
Other securities		3,015
		233,722

Other bonds & notes 0.83%
Other securities		822,289

Total bonds, notes & other debt instruments (cost: $15,706,759,000)		16,027,502

Short-term securities 3.79%
Coca-Cola Co. 0.42%–0.56% due 5/24/2016–7/7/2016[5]	140,000	139,926
ExxonMobil Corp. 0.37%–0.47% due 5/2/2016–5/23/2016	140,000	139,982
Fannie Mae 0.36%–0.60% due 5/31/2016–1/3/2017	285,100	284,729
Federal Home Loan Bank 0.29%–0.59% due 5/10/2016–10/4/2016	1,141,500	1,140,834
Freddie Mac 0.37%–0.43% due 5/4/2016–9/6/2016	376,600	376,328
GE Capital Treasury Services (U.S.) LLC 0.42% due 6/14/2016	50,000	49,975
General Electric Co. 0.31% due 5/2/2016	109,750	109,747
Other securities		1,515,167

Total short-term securities (cost: $3,756,033,000)		3,756,688
Total investment securities 100.08% (cost: $89,975,668,000)		99,263,802
Other assets less liabilities (0.08)%		(78,715)

Net assets 100.00%		$99,185,087

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including loan participations and assignments which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $53,698,000, which represented ..05% of the net assets of the fund.

8	Capital Income Builder

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $439,831,000.

					Unrealized
			Contract amount		depreciation
			Receive	Deliver	at 4/30/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	6/15/2016	HSBC Bank	$10,796	A$14,250	$(17)
British pounds	6/3/2016	JPMorgan Chase	$177,151	£123,100	(2,734)
Euros	5/16/2016	HSBC Bank	$28,143	€24,634	(78)
Singapore dollars	5/26/2016	Barclays Bank PLC	$50,404	S$70,725	(2,144)
Thai baht	5/9/2016	JPMorgan Chase	$45,155	THB1,609,200	(905)
					$(5,878)

Capital Income Builder	9

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended April 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	4/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
SSE PLC[1]	76,658,002	1,633,000	—	78,291,002	$29,845	$1,730,731
EDP - Energias de Portugal, SA1	230,413,901	20,766,988	—	251,180,889	—	893,384
Six Flags Entertainment Corp.	6,081,400	79,000	—	6,160,400	7,143	369,932
Greene King PLC[1]	24,691,512	—	—	24,691,512	3,130	295,615
Glow Energy PCL[1]	84,822,200	—	—	84,822,200	10,565	214,074
VTech Holdings Ltd.[1]	16,512,300	3,577,000	—	20,089,300	2,807	206,538
TalkTalk Telecom Group PLC[1]	56,376,217	—	5,031,217	51,345,000	4,543	200,408
Covanta Holding Corp.[9]	2,700,000	7,192,614	—	9,892,614	4,159	160,854
Mercury General Corp.	2,809,700	—	—	2,809,700	3,484	148,633
Gannett Co., Inc.	9,191,300	—	643,900	8,547,400	2,941	144,024
Whitecap Resources Inc.[9]	8,112,000	9,750,000	—	17,862,000	1,801	133,962
Moneysupermarket.com Group PLC[1]	28,508,401	—	—	28,508,401	2,706	130,969
DineEquity, Inc.	1,167,500	307,500	—	1,475,000	2,470	126,850
Ratchaburi Electricity
Generating Holding PCL[1]	77,350,000	—	—	77,350,000	2,540	111,712
Marston’s PLC[1]	37,254,228	4,630,000	—	41,884,228	2,515	88,121
Tesco Lotus Retail Growth
Freehold and Leasehold
Property Fund[1]	145,255,000	—	—	145,255,000	1,790	70,255
Convenience Retail Asia Ltd.[1]	51,330,000	—	—	51,330,000	—	22,486
Leifheit AG, non-registered shares[1]	320,000	—	—	320,000	—	20,515
Canyon Services Group Inc.[10]	3,645,500	—	3,645,500	—	—	—
TDC A/S1,10	53,982,555	—	53,982,555	—	—	—
Veresen Inc.[10]	15,072,100	520,200	3,934,000	11,658,300	5,537	—
					$87,976	$5,069,063

10	Capital Income Builder

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $33,873,510,000, which represented 34.15% of the net assets of the fund. This amount includes $33,765,079,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $9,208,000, which represented less than .01% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,768,491,000, which represented 2.79% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Purchased on a TBA basis.
[9]	This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2015; it was not publicly disclosed.
[10]	Unaffiliated issuer at 4/30/2016.

Key to abbreviations and symbols

A$ = Australian dollars

ADR = American Depositary Receipts

€ = Euros

GBP/£ = British pounds

S$ = Singapore dollars

TBA = To be announced

THB = Thai baht

See Notes to Financial Statements

Capital Income Builder	11

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2016	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $85,161,461)	$94,194,739
Affiliated issuers (cost: $4,814,207)	5,069,063	$99,263,802
Cash denominated in currencies other than U.S. dollars (cost: $8,251)		8,259
Receivables for:
Sales of investments	1,351,195
Sales of fund’s shares	133,992
Dividends and interest	497,736
Other	2,718	1,985,641
		101,257,702
Liabilities:
Unrealized depreciation on open forward currency contracts		5,878
Payables for:
Purchases of investments	1,912,284
Repurchases of fund’s shares	83,498
Closed forward currency contracts	4,550
Investment advisory services	20,600
Services provided by related parties	28,377
Trustees’ deferred compensation	1,401
Other	16,027	2,066,737
Net assets at April 30, 2016		$99,185,087

Net assets consist of:
Capital paid in on shares of beneficial interest		$93,790,791
Distributions in excess of net investment income		(180,037)
Accumulated net realized loss		(3,710,650)
Net unrealized appreciation		9,284,983
Net assets at April 30, 2016		$99,185,087

See Notes to Financial Statements

12	Capital Income Builder

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,709,519 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$70,737,147	1,219,190		$58.02
Class B	211,640	3,634		58.23
Class C	6,216,345	107,102		58.04
Class F-1	4,218,460	72,711		58.02
Class F-2	5,992,884	103,338		57.99
Class 529-A	2,178,650	37,561		58.00
Class 529-B	17,810	306		58.19
Class 529-C	688,321	11,873		57.98
Class 529-E	90,832	1,566		58.00
Class 529-F-1	71,914	1,239		58.02
Class R-1	142,478	2,457		58.00
Class R-2	655,754	11,306		58.00
Class R-2E	4,913	85		57.84
Class R-3	993,602	17,129		58.01
Class R-4	616,277	10,624		58.01
Class R-5E	10	—	*	57.99
Class R-5	408,367	7,036		58.04
Class R-6	5,939,683	102,362		58.03

* Amount less than one thousand.

See Notes to Financial Statements

Capital Income Builder	13

Statement of operations	unaudited
for the six months ended April 30, 2016	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $36,456; also includes $87,976 from affiliates)	$1,658,842
Interest (net of non-U.S. taxes of $17)	243,910	$1,902,752
Fees and expenses*:
Investment advisory services	111,126
Distribution services	128,329
Transfer agent services	46,007
Administrative services	9,993
Reports to shareholders	2,388
Registration statement and prospectus	1,743
Trustees’ compensation	195
Auditing and legal	3,183
Custodian	2,541
Other	1,466
Total fees and expenses before reimbursement	306,971
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		306,971
Net investment income		1,595,781

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments (includes $271,531 net loss from affiliates)	(1,283,363)
Forward currency contracts	4,128
Currency transactions	(6,121)	(1,285,356)
Net unrealized appreciation (depreciation) on:
Investments	1,531,746
Forward currency contracts	(4,163)
Currency translations	4,015	1,531,598
Net realized loss and unrealized appreciation		246,242
Net increase in net assets resulting from operations		$1,842,023

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

14	Capital Income Builder

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	April 30, 2016*	October 31, 2015
Operations:
Net investment income	$1,595,781	$3,179,262
Net realized (loss) gain	(1,285,356)	2,093,740
Net unrealized appreciation (depreciation)	1,531,598	(6,037,615)
Net increase (decrease) in net assets resulting from operations	1,842,023	(764,613)

Dividends paid to shareholders from net investment income	(1,700,068)	(3,830,363)
Net capital share transactions	1,879,462	4,965,294

Total increase in net assets	2,021,417	370,318

Net assets:
Beginning of period	97,163,670	96,793,352
End of period (including distributions in excess of net investment income: $(180,037) and $(75,750), respectively)	$99,185,087	$97,163,670

* Unaudited.

See Notes to Financial Statements

Capital Income Builder	15

Notes to financial statements	unaudited

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different

16	Capital Income Builder

arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Capital Income Builder	17

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

18	Capital Income Builder

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Capital Income Builder	19

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$9,910,533	$4,551,996	$—	$14,462,529
Financials	5,873,855	4,981,808	—	10,855,663
Utilities	3,450,363	6,295,787	—	9,746,150
Health care	4,768,632	4,353,879	—	9,122,511
Telecommunication services	5,838,841	3,270,523	—	9,109,364
Energy	4,616,568	1,926,225	—	6,542,793
Industrials	3,786,767	2,405,126	—	6,191,893
Information technology	2,950,625	1,145,551	—	4,096,176
Consumer discretionary	2,011,507	1,977,497	—	3,989,004
Materials	1,313,453	1,229,614	—	2,543,067
Miscellaneous	631,847	1,672,616	—	2,304,463
Preferred securities	6,616	8,584	—	15,200
Convertible stocks	257,773	—	—	257,773
Convertible bonds	—	243,026	—	243,026
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	6,068,552	—	6,068,552
Corporate bonds & notes	—	6,001,850	—	6,001,850
Mortgage-backed obligations	—	2,901,089	—	2,901,089
Federal agency bonds & notes	—	233,722	—	233,722
Other	—	759,401	62,888	822,289
Short-term securities	—	3,756,688	—	3,756,688
Total	$45,417,380	$53,783,534	$62,888	$99,263,802

20	Capital Income Builder

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(5,878)	$—	$(5,878)

*	Securities with a value of $33,765,079,000, which represented 34.04% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Capital Income Builder	21

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the

22	Capital Income Builder

investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, April 30, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$5,878
Forward currency	Currency	Receivables for closed forward currency contracts	—	Payables for closed forward currency contracts	4,550
			$—		$10,428

		Net realized gain		Net unrealized depreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$4,128	Net unrealized depreciation on forward currency contracts	$(4,163)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts and future delivery contracts. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or

Capital Income Builder	23

loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2016 (dollars in thousands) if close-out netting was exercised:

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Liabilities:
Barclays Bank PLC	$2,144	$—	$(1,882)	$—	$262
Citibank	2,877	—	(2,870)	—	7
HSBC Bank	95	—	—	—	95
JPMorgan Chase	5,312	—	(4,164)	—	1,148
Total	$10,428	$—	$(8,916)	$—	$1,512

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

24	Capital Income Builder

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011, by state tax authorities for tax years before 2010 and by tax authorities outside the U.S. for tax years before 2009.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$394,818
Capital loss carryforward expiring 2017*	(2,587,787)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Capital Income Builder	25

As of April 30, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$13,849,278
Gross unrealized depreciation on investment securities	(4,832,945)
Net unrealized appreciation on investment securities	9,016,333
Cost of investment securities	90,247,469

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2016		Year ended October 31, 2015
Class A	$1,235,923		$2,811,410
Class B	3,894		19,622
Class C	85,672		214,059
Class F-1	71,378		148,745
Class F-2	103,860		205,163
Class 529-A	36,877		86,316
Class 529-B	280		1,291
Class 529-C	9,117		22,391
Class 529-E	1,450		3,401
Class 529-F-1	1,257		2,902
Class R-1	1,953		4,771
Class R-2	9,076		23,343
Class R-2E	40		6
Class R-3	15,586		37,385
Class R-4	10,427		23,362
Class R-5E*	—	†
Class R-5	7,430		16,802
Class R-6	105,848		209,394
Total	$1,700,068		$3,830,363

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The

26	Capital Income Builder

agreement also provides for monthly fees, accrued daily, of 3.00% on the first $100,000,000 of the fund’s monthly gross income and 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2016, the investment advisory services fee was $111,126,000, which was equivalent to an annualized rate of 0.235% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Capital Income Builder	27

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended April 30, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$79,606	$34,039		$3,387		Not applicable
Class B	1,461	170		Not applicable		Not applicable
Class C	30,233	3,090		1,515		Not applicable
Class F-1	4,955	2,295		991		Not applicable
Class F-2	Not applicable	2,793		1,350		Not applicable
Class 529-A	2,288	880		522		$926
Class 529-B	110	13		5		10
Class 529-C	3,287	300		166		294
Class 529-E	218	17		22		39
Class 529-F-1	—	28		17		30
Class R-1	689	70		34		Not applicable
Class R-2	2,379	1,126		160		Not applicable
Class R-2E	7	1		1		Not applicable
Class R-3	2,373	783		238		Not applicable
Class R-4	723	296		146		Not applicable
Class R-5E*	Not applicable	—	†	—	†	Not applicable
Class R-5	Not applicable	98		96		Not applicable
Class R-6	Not applicable	8		1,343		Not applicable
Total class-specific expenses	$128,329	$46,007		$9,993		$1,299

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

28	Capital Income Builder

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $195,000 in the fund’s statement of operations reflects $123,000 in current fees (either paid in cash or deferred) and a net increase of $72,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class A	$3,615,256	64,402		$1,202,235	21,392	$(4,202,817)	(74,997)	$614,674	10,797
Class B	1,249	22		3,846	68	(179,427)	(3,206)	(174,332)	(3,116)
Class C	505,900	9,001		83,079	1,477	(736,996)	(13,185)	(148,017)	(2,707)
Class F-1	556,285	9,953		68,899	1,226	(407,469)	(7,260)	217,715	3,919
Class F-2	1,210,105	21,520		94,155	1,676	(616,818)	(11,052)	687,442	12,144
Class 529-A	111,351	1,988		36,868	656	(142,161)	(2,539)	6,058	105
Class 529-B	185	3		279	5	(11,835)	(212)	(11,371)	(204)
Class 529-C	39,845	711		9,114	162	(55,158)	(987)	(6,199)	(114)
Class 529-E	5,476	97		1,449	26	(6,998)	(125)	(73)	(2)
Class 529-F-1	6,890	122		1,257	22	(5,659)	(101)	2,488	43
Class R-1	9,965	178		1,949	35	(15,722)	(280)	(3,808)	(67)
Class R-2	71,667	1,277		9,058	161	(104,848)	(1,870)	(24,123)	(432)
Class R-2E	4,964	89		40	1	(397)	(7)	4,607	83
Class R-3	112,483	2,002		15,535	276	(128,815)	(2,299)	(797)	(21)
Class R-4	84,086	1,501		10,422	185	(82,232)	(1,471)	12,276	215
Class R-5E2	10	—	[3]	—	—	—	—	10	— [3]
Class R-5	50,934	910		7,425	132	(44,810)	(798)	13,549	244
Class R-6	802,190	14,301		105,848	1,883	(218,675)	(3,902)	689,363	12,282
Total net increase (decrease)	$7,188,841	128,077		$1,651,458	29,383	$(6,960,837)	(124,291)	$1,879,462	33,169

Capital Income Builder	29

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$7,198,792	120,817	$2,734,420	46,458		$(6,889,462)	(116,072)	$3,043,750	51,203
Class B	4,878	81	19,334	326		(450,385)	(7,525)	(426,173)	(7,118)
Class C	1,056,511	17,702	207,251	3,512		(1,610,507)	(27,046)	(346,745)	(5,832)
Class F-1	1,241,853	20,803	143,346	2,437		(660,258)	(11,137)	724,941	12,103
Class F-2	1,649,536	27,713	184,494	3,140		(807,568)	(13,678)	1,026,462	17,175
Class 529-A	237,458	3,982	86,292	1,466		(278,715)	(4,688)	45,035	760
Class 529-B	1,010	17	1,290	22		(25,458)	(426)	(23,158)	(387)
Class 529-C	85,717	1,438	22,384	380		(107,783)	(1,815)	318	3
Class 529-E	10,361	174	3,401	58		(12,492)	(210)	1,270	22
Class 529-F-1	14,614	245	2,902	49		(14,939)	(251)	2,577	43
Class R-1	27,493	462	4,764	81		(31,130)	(524)	1,127	19
Class R-2	138,235	2,323	23,295	395		(198,678)	(3,345)	(37,148)	(627)
Class R-2E	124	1	5	—	[3]	(84)	(1)	45	— [3]
Class R-3	221,671	3,724	37,253	633		(265,518)	(4,472)	(6,594)	(115)
Class R-4	152,429	2,568	23,346	397		(127,023)	(2,139)	48,752	826
Class R-5	99,452	1,662	16,785	285		(84,017)	(1,422)	32,220	525
Class R-6	1,482,960	24,930	209,393	3,561		(813,738)	(13,720)	878,615	14,771
Total net increase (decrease)	$13,623,094	228,642	$3,719,955	63,200		$(12,377,755)	(208,471)	$4,965,294	83,371

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Amount less than one thousand.

30	Capital Income Builder

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $21,931,409,000 and $19,978,910,000, respectively, during the six months ended April 30, 2016.

Capital Income Builder	31

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 4/30/2016[5,6]	$57.96	$.96	$.12	$1.08
Year ended 10/31/2015	60.76	1.97	(2.38)	(.41)
Year ended 10/31/2014	58.25	2.64	2.28	4.92
Year ended 10/31/2013	52.75	1.85	5.88	7.73
Year ended 10/31/2012	49.34	1.87	3.67	5.54
Year ended 10/31/2011	50.05	1.87	(.49)	1.38
Class B:
Six months ended 4/30/2016[5,6]	58.13	.71	.15	.86
Year ended 10/31/2015	60.87	1.52	(2.38)	(.86)
Year ended 10/31/2014	58.33	2.25	2.22	4.47
Year ended 10/31/2013	52.79	1.42	5.90	7.32
Year ended 10/31/2012	49.36	1.50	3.66	5.16
Year ended 10/31/2011	50.04	1.48	(.48)	1.00
Class C:
Six months ended 4/30/2016[5,6]	57.98	.73	.12	.85
Year ended 10/31/2015	60.77	1.50	(2.39)	(.89)
Year ended 10/31/2014	58.25	2.17	2.27	4.44
Year ended 10/31/2013	52.75	1.40	5.88	7.28
Year ended 10/31/2012	49.34	1.47	3.66	5.13
Year ended 10/31/2011	50.03	1.46	(.48)	.98
Class F-1:
Six months ended 4/30/2016[5,6]	57.96	.94	.12	1.06
Year ended 10/31/2015	60.77	1.93	(2.39)	(.46)
Year ended 10/31/2014	58.25	2.69	2.19	4.88
Year ended 10/31/2013	52.75	1.82	5.88	7.70
Year ended 10/31/2012	49.35	1.86	3.66	5.52
Year ended 10/31/2011	50.05	1.85	(.48)	1.37
Class F-2:
Six months ended 4/30/2016[5,6]	57.94	1.01	.11	1.12
Year ended 10/31/2015	60.74	2.08	(2.38)	(.30)
Year ended 10/31/2014	58.23	2.59	2.44	5.03
Year ended 10/31/2013	52.73	1.94	5.89	7.83
Year ended 10/31/2012	49.32	1.98	3.67	5.65
Year ended 10/31/2011	50.04	1.98	(.51)	1.47
Class 529-A:
Six months ended 4/30/2016[5,6]	57.94	.93	.12	1.05
Year ended 10/31/2015	60.74	1.91	(2.38)	(.47)
Year ended 10/31/2014	58.23	2.58	2.28	4.86
Year ended 10/31/2013	52.74	1.80	5.87	7.67
Year ended 10/31/2012	49.33	1.83	3.67	5.50
Year ended 10/31/2011	50.04	1.84	(.50)	1.34

32	Capital Income Builder

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements[2]		Ratio of expenses to average net assets after reimbursements[2,3]		Ratio of net income to average net assets[2,3]
$(1.02)	$58.02	1.92%[7]	$70,737	.60%[8]		.60%[8]		3.42%[8]
(2.39)	57.96	(.69)	70,041	.59		.59		3.31
(2.41)	60.76	8.64	70,314	.62		.62		4.44
(2.23)	58.25	14.99	65,602	.61		.61		3.35
(2.13)	52.75	11.48	58,027	.63		.63		3.68
(2.09)	49.34	2.79	55,237	.61		.61		3.73
(.76)	58.23	1.53 [7]	212	1.37	[8]	1.37	[8]	2.55	[8]
(1.88)	58.13	(1.43)	392	1.34		1.34		2.53
(1.93)	60.87	7.83	844	1.38		1.38		3.79
(1.78)	58.33	14.12	1,207	1.37		1.37		2.59
(1.73)	52.79	10.64	1,613	1.38		1.38		2.94
(1.68)	49.36	2.02	2,106	1.38		1.38		2.94
(.79)	58.04	1.51 [7]	6,216	1.41	[8]	1.41	[8]	2.61	[8]
(1.90)	57.98	(1.48)	6,367	1.38		1.38		2.51
(1.92)	60.77	7.78	7,027	1.42		1.42		3.66
(1.78)	58.25	14.06	7,159	1.41		1.41		2.55
(1.72)	52.75	10.60	6,970	1.43		1.43		2.89
(1.67)	49.34	1.98	7,187	1.43		1.43		2.91
(1.00)	58.02	1.89 [7]	4,218	.67	[8]	.67	[8]	3.36	[8]
(2.35)	57.96	(.76)	3,987	.65		.65		3.25
(2.36)	60.77	8.57	3,445	.69		.69		4.53
(2.20)	58.25	14.93	4,065	.67		.67		3.30
(2.12)	52.75	11.44	3,106	.66		.66		3.65
(2.07)	49.35	2.78	2,731	.65		.65		3.69
(1.07)	57.99	2.01 [7]	5,993	.41	[8]	.41	[8]	3.63	[8]
(2.50)	57.94	(.49)	5,284	.40		.40		3.50
(2.52)	60.74	8.86	4,496	.42		.42		4.37
(2.33)	58.23	15.21	2,213	.41		.41		3.52
(2.24)	52.73	11.71	2,132	.41		.41		3.88
(2.19)	49.32	3.01	1,492	.41		.41		3.94
(.99)	58.00	1.87 [7]	2,179	.70	[8]	.70	[8]	3.33	[8]
(2.33)	57.94	(.80)	2,170	.68		.68		3.22
(2.35)	60.74	8.56	2,229	.72		.72		4.35
(2.18)	58.23	14.86	2,063	.70		.70		3.26
(2.09)	52.74	11.39	1,805	.72		.72		3.59
(2.05)	49.33	2.72	1,598	.69		.69		3.66

See page 38 for footnotes.

Capital Income Builder	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 4/30/2016[5,6]	$58.08	$.68	$.15	$.83
Year ended 10/31/2015	60.83	1.45	(2.39)	(.94)
Year ended 10/31/2014	58.29	2.16	2.23	4.39
Year ended 10/31/2013	52.76	1.36	5.89	7.25
Year ended 10/31/2012	49.34	1.43	3.66	5.09
Year ended 10/31/2011	50.03	1.43	(.49)	.94
Class 529-C:
Six months ended 4/30/2016[5,6]	57.91	.71	.13	.84
Year ended 10/31/2015	60.71	1.45	(2.38)	(.93)
Year ended 10/31/2014	58.20	2.12	2.28	4.40
Year ended 10/31/2013	52.71	1.37	5.87	7.24
Year ended 10/31/2012	49.31	1.43	3.66	5.09
Year ended 10/31/2011	50.01	1.44	(.49)	.95
Class 529-E:
Six months ended 4/30/2016[5,6]	57.94	.86	.13	.99
Year ended 10/31/2015	60.74	1.77	(2.38)	(.61)
Year ended 10/31/2014	58.23	2.44	2.28	4.72
Year ended 10/31/2013	52.73	1.66	5.89	7.55
Year ended 10/31/2012	49.33	1.71	3.65	5.36
Year ended 10/31/2011	50.04	1.70	(.50)	1.20
Class 529-F-1:
Six months ended 4/30/2016[5,6]	57.96	.99	.12	1.11
Year ended 10/31/2015	60.76	2.05	(2.38)	(.33)
Year ended 10/31/2014	58.25	2.72	2.27	4.99
Year ended 10/31/2013	52.75	1.92	5.88	7.80
Year ended 10/31/2012	49.34	1.94	3.67	5.61
Year ended 10/31/2011	50.05	1.94	(.49)	1.45
Class R-1:
Six months ended 4/30/2016[5,6]	57.94	.73	.12	.85
Year ended 10/31/2015	60.73	1.49	(2.37)	(.88)
Year ended 10/31/2014	58.22	2.16	2.27	4.43
Year ended 10/31/2013	52.72	1.41	5.88	7.29
Year ended 10/31/2012	49.31	1.48	3.66	5.14
Year ended 10/31/2011	50.02	1.47	(.50)	.97
Class R-2:
Six months ended 4/30/2016[5,6]	57.94	.73	.12	.85
Year ended 10/31/2015	60.73	1.51	(2.37)	(.86)
Year ended 10/31/2014	58.22	2.18	2.27	4.45
Year ended 10/31/2013	52.72	1.43	5.88	7.31
Year ended 10/31/2012	49.32	1.47	3.66	5.13
Year ended 10/31/2011	50.02	1.47	(.49)	.98

34	Capital Income Builder

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements[2]		Ratio of expenses to average net assets after reimbursements[2,3]		Ratio of net income to average net assets[2,3]
$(.72)	$58.19	1.47%[7]	$18	1.50%[8]		1.50%[8]		2.44%[8]
(1.81)	58.08	(1.55)	30	1.46		1.46		2.42
(1.85)	60.83	7.69	55	1.50		1.50		3.64
(1.72)	58.29	13.99	74	1.49		1.49		2.47
(1.67)	52.76	10.50	92	1.51		1.51		2.82
(1.63)	49.34	1.90	110	1.49		1.49		2.84
(.77)	57.98	1.49 [7]	688	1.48	[8]	1.48	[8]	2.55	[8]
(1.87)	57.91	(1.55)	694	1.46		1.46		2.44
(1.89)	60.71	7.71	728	1.49		1.49		3.57
(1.75)	58.20	13.99	682	1.48		1.48		2.48
(1.69)	52.71	10.52	611	1.50		1.50		2.81
(1.65)	49.31	1.93	558	1.48		1.48		2.86
(.93)	58.00	1.76 [7]	91	.93	[8]	.93	[8]	3.09	[8]
(2.19)	57.94	(1.02)	91	.92		.92		2.98
(2.21)	60.74	8.28	94	.95		.95		4.11
(2.05)	58.23	14.62	88	.94		.94		3.02
(1.96)	52.73	11.10	77	.96		.96		3.35
(1.91)	49.33	2.44	69	.96		.96		3.39
(1.05)	58.02	1.98 [7]	72	.48	[8]	.48	[8]	3.55	[8]
(2.47)	57.96	(.55)	69	.46		.46		3.44
(2.48)	60.76	8.78	70	.49		.49		4.58
(2.30)	58.25	15.14	63	.48		.48		3.48
(2.20)	52.75	11.63	54	.50		.50		3.81
(2.16)	49.34	2.95	47	.48		.48		3.87
(.79)	58.00	1.52 [7]	142	1.41	[8]	1.41	[8]	2.62	[8]
(1.91)	57.94	(1.48)	146	1.39		1.39		2.51
(1.92)	60.73	7.79	152	1.42		1.42		3.64
(1.79)	58.22	14.08	150	1.40		1.40		2.55
(1.73)	52.72	10.63	151	1.41		1.41		2.90
(1.68)	49.31	1.96	145	1.41		1.41		2.93
(.79)	58.00	1.52 [7]	656	1.40	[8]	1.40	[8]	2.62	[8]
(1.93)	57.94	(1.44)	680	1.35		1.35		2.54
(1.94)	60.73	7.79	751	1.41		1.41		3.67
(1.81)	58.22	14.13	759	1.37		1.37		2.60
(1.73)	52.72	10.60	720	1.41		1.41		2.90
(1.68)	49.32	1.98	687	1.42		1.42		2.92

See page 38 for footnotes.

Capital Income Builder	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 4/30/2016[5,6]	$57.88	$.93	$.03	$.96
Year ended 10/31/2015	60.71	1.75	(2.41)	(.66)
Period from 8/29/2014 to 10/31/2014[6,10]	61.50	.16	(.41)	(.25)
Class R-3:
Six months ended 4/30/2016[5,6]	57.95	.85	.13	.98
Year ended 10/31/2015	60.74	1.76	(2.38)	(.62)
Year ended 10/31/2014	58.23	2.42	2.28	4.70
Year ended 10/31/2013	52.74	1.65	5.87	7.52
Year ended 10/31/2012	49.33	1.69	3.67	5.36
Year ended 10/31/2011	50.04	1.69	(.50)	1.19
Class R-4:
Six months ended 4/30/2016[5,6]	57.95	.94	.12	1.06
Year ended 10/31/2015	60.75	1.94	(2.38)	(.44)
Year ended 10/31/2014	58.24	2.60	2.28	4.88
Year ended 10/31/2013	52.74	1.82	5.89	7.71
Year ended 10/31/2012	49.33	1.86	3.66	5.52
Year ended 10/31/2011	50.04	1.85	(.50)	1.35
Class R-5E:
Period from 11/20/2015 to 4/30/2016[5,6,12]	57.40	.86	.80	1.66
Class R-5:
Six months ended 4/30/2016[5,6]	57.98	1.03	.12	1.15
Year ended 10/31/2015	60.79	2.12	(2.40)	(.28)
Year ended 10/31/2014	58.27	2.88	2.19	5.07
Year ended 10/31/2013	52.77	2.00	5.87	7.87
Year ended 10/31/2012	49.35	2.01	3.67	5.68
Year ended 10/31/2011	50.06	2.00	(.50)	1.50
Class R-6:
Six months ended 4/30/2016[5,6]	57.97	1.04	.12	1.16
Year ended 10/31/2015	60.77	2.14	(2.38)	(.24)
Year ended 10/31/2014	58.26	2.76	2.33	5.09
Year ended 10/31/2013	52.76	2.04	5.86	7.90
Year ended 10/31/2012	49.35	2.02	3.68	5.70
Year ended 10/31/2011	50.06	2.04	(.51)	1.53

	Six months ended	Year ended October 31
Portfolio turnover rate for all share classes[13]	April 30, 2016[5,6,7]	2015	2014	2013	2012	2011
Including mortgage dollar roll transactions	26%	63%	55%	69%	68%	47%
Excluding mortgage dollar roll transactions	21%	50%	Not available

See Notes to Financial Statements

36	Capital Income Builder

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[2]		Ratio of expenses to average net assets after reimbursements[2,3]		Ratio of net income to average net assets[2,3]
$(1.00)	$57.84	1.72%[7]	$5		1.02%[8]		1.02%[8]		3.42%[8]
(2.17)	57.88	(1.12)	—	[9]	1.00		1.00		2.93
(.54)	60.71	(.39)[7,11]	—	[9]	.15	[7,11]	.15	[7,11]	.28	[7,11]
(.92)	58.01	1.74 [7]	994		.97	[8]	.97	[8]	3.05	[8]
(2.17)	57.95	(1.04)	994		.94		.94		2.95
(2.19)	60.74	8.26	1,049		.98		.98		4.08
(2.03)	58.23	14.57	1,011		.97		.97		3.00
(1.95)	52.74	11.10	953		.98		.98		3.33
(1.90)	49.33	2.42	885		.97		.97		3.37
(1.00)	58.01	1.90 [7]	616		.66	[8]	.66	[8]	3.37	[8]
(2.36)	57.95	(.74)	603		.64		.64		3.25
(2.37)	60.75	8.58	582		.67		.67		4.38
(2.21)	58.24	14.95	530		.65		.65		3.31
(2.11)	52.74	11.46	452		.66		.66		3.65
(2.06)	49.33	2.74	391		.66		.66		3.68
(1.07)	57.99	2.96 [7]	—	[9]	.23	[7]	.22	[7]	1.54	[7]
(1.09)	58.04	2.05 [7]	408		.368		.36	[8]	3.68	[8]
(2.53)	57.98	(.45)	394		.34		.34		3.56
(2.55)	60.79	8.92	381		.38		.38		4.85
(2.37)	58.27	15.28	473		.35		.35		3.62
(2.26)	52.77	11.79	449		.36		.36		3.94
(2.21)	49.35	3.05	393		.37		.37		3.98
(1.10)	58.03	2.07 [7]	5,940		.31	[8]	.31	[8]	3.74	[8]
(2.56)	57.97	(.40)	5,222		.30		.30		3.60
(2.58)	60.77	8.95	4,577		.32		.32		4.66
(2.40)	58.26	15.35	2,963		.30		.30		3.69
(2.29)	52.76	11.83	1,039		.32		.32		3.96
(2.24)	49.35	3.11	668		.32		.32		4.06

See page 38 for footnotes.

Capital Income Builder	37

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the year ended October 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.68; the Class A ratio of expenses to average net assets would have been lower by .03 percentage points; and the Class A ratio of net income to average net assets would have been lower by 1.15 percentage points. The impact to the other share classes would have been similar.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[5]	Unaudited.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $1 million.
[10]	Class R-2E shares were offered beginning August 29, 2014.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Class R-5E shares were offered beginning November 20, 2015.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.

38	Capital Income Builder

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2015, through April 30, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Capital Income Builder	39

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	11/1/2015	4/30/2016	during period*	expense ratio
Class A - actual return	$1,000.00	$1,019.24	$3.01	.60%
Class A - assumed 5% return	1,000.00	1,021.88	3.02	.60
Class B - actual return	1,000.00	1,015.30	6.86	1.37
Class B - assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class C - actual return	1,000.00	1,015.12	7.06	1.41
Class C - assumed 5% return	1,000.00	1,017.85	7.07	1.41
Class F-1 - actual return	1,000.00	1,018.89	3.36	.67
Class F-1 - assumed 5% return	1,000.00	1,021.53	3.37	.67
Class F-2 - actual return	1,000.00	1,020.10	2.06	.41
Class F-2 - assumed 5% return	1,000.00	1,022.82	2.06	.41
Class 529-A - actual return	1,000.00	1,018.71	3.51	.70
Class 529-A - assumed 5% return	1,000.00	1,021.38	3.52	.70
Class 529-B - actual return	1,000.00	1,014.72	7.51	1.50
Class 529-B - assumed 5% return	1,000.00	1,017.40	7.52	1.50
Class 529-C - actual return	1,000.00	1,014.94	7.41	1.48
Class 529-C - assumed 5% return	1,000.00	1,017.50	7.42	1.48
Class 529-E - actual return	1,000.00	1,017.61	4.67	.93
Class 529-E - assumed 5% return	1,000.00	1,020.24	4.67	.93
Class 529-F-1 - actual return	1,000.00	1,019.82	2.41	.48
Class 529-F-1 - assumed 5% return	1,000.00	1,022.48	2.41	.48
Class R-1 - actual return	1,000.00	1,015.17	7.06	1.41
Class R-1 - assumed 5% return	1,000.00	1,017.85	7.07	1.41
Class R-2 - actual return	1,000.00	1,015.17	7.01	1.40
Class R-2 - assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class R-2E - actual return	1,000.00	1,017.23	5.12	1.02
Class R-2E - assumed 5% return	1,000.00	1,019.79	5.12	1.02
Class R-3 - actual return	1,000.00	1,017.44	4.87	.97
Class R-3 - assumed 5% return	1,000.00	1,020.04	4.87	.97
Class R-4 - actual return	1,000.00	1,019.00	3.31	.66
Class R-4 - assumed 5% return	1,000.00	1,021.58	3.32	.66
Class R-5E - actual return†	1,000.00	1,029.61	2.29	.51
Class R-5E - assumed 5% return†	1,000.00	1,022.33	2.56	.51
Class R-5 - actual return	1,000.00	1,020.46	1.81	.36
Class R-5 - assumed 5% return	1,000.00	1,023.07	1.81	.36
Class R-6 - actual return	1,000.00	1,020.75	1.56	.31
Class R-6 - assumed 5% return	1,000.00	1,023.32	1.56	.31

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on November 20, 2015. The “assumed 5% return” line is based on 182 days.

40	Capital Income Builder

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Capital Income Builder	41

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42	Capital Income Builder

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Capital Income Builder	43

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	Capital Income Builder

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2016, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital Income Builder®
Investment portfolio
April 30, 2016
unaudited
Common stocks 79.61% Consumer staples 14.58%	Shares	Value (000)
Philip Morris International Inc.	39,354,998	$3,861,512
Altria Group, Inc.	38,444,005	2,410,824
Coca-Cola Co.	36,501,174	1,635,253
Imperial Brands PLC[1]	28,140,282	1,527,327
British American Tobacco PLC[1]	18,184,976	1,109,769
Nestlé SA1	11,204,110	834,199
Procter & Gamble Co.	9,333,800	747,824
Reynolds American Inc.	13,430,416	666,149
Kraft Heinz Co.	4,803,766	375,030
Unilever PLC[1]	7,739,900	347,084
Japan Tobacco Inc.[1]	7,840,000	321,138
Tate & Lyle PLC[1]	20,076,346	172,295
Diageo PLC[1]	5,971,900	161,354
Kimberly-Clark Corp.	1,000,000	125,190
PepsiCo, Inc.	862,000	88,751
Unilever NV, depository receipts[1]	1,282,000	56,344
Convenience Retail Asia Ltd.[1,2]	51,330,000	22,486
		14,462,529
Financials 10.95%
Crown Castle International Corp.	15,440,605	1,341,480
Sampo Oyj, Class A1	28,108,801	1,228,208
Prudential PLC[1]	27,421,556	542,466
Swedbank AB, Class A1	18,968,555	408,849
CME Group Inc., Class A	4,410,149	405,337
BNP Paribas SA1	7,328,383	388,374
Ventas, Inc.	5,869,440	364,610
Iron Mountain Inc.	8,842,959	323,033
Lamar Advertising Co., Class A	4,727,500	293,294
Alexandria Real Estate Equities, Inc.	2,855,904	265,456
Public Storage	1,040,000	254,602
HSBC Holdings PLC (GBP denominated)[1]	26,889,038	178,419
HSBC Holdings PLC (HKD denominated)[1]	8,245,253	54,745
HCP, Inc.	6,820,000	230,721
Royal Bank of Canada	3,700,000	229,779
Link Real Estate Investment Trust[1]	36,921,396	223,632
Toronto-Dominion Bank (CAD denominated)	5,000,000	222,563
Wells Fargo & Co.	3,983,900	199,115
RioCan Real Estate Investment Trust	8,389,207	182,400
Gaming and Leisure Properties, Inc.	5,561,700	182,368
Bank of Montreal	2,710,000	176,548
Westpac Banking Corp.[1]	7,394,168	174,159
Legal & General Group PLC[1]	49,358,306	161,562
Standard Life PLC[1]	32,981,701	157,674
BB&T Corp.	4,363,000	154,363
Lloyds Banking Group PLC[1]	155,667,500	153,149
St. James’s Place PLC[1]	11,850,023	150,658
Capital Income Builder — Page 1 of 30

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Mercury General Corp.[2]	2,809,700	$148,633
Bank of China Ltd., Class H1	365,780,000	147,997
American Campus Communities, Inc.	3,102,500	138,837
Svenska Handelsbanken AB, Class A1	10,164,269	135,206
Arthur J. Gallagher & Co.	2,786,989	128,313
Principal Financial Group, Inc.	2,971,000	126,802
Hospitality Properties Trust	4,941,000	126,440
Aberdeen Asset Management PLC[1]	26,275,000	115,332
Umpqua Holdings Corp.	5,991,400	94,844
Skandinaviska Enskilda Banken AB, Class A1	8,807,421	84,058
Land and Houses PCL, nonvoting depository receipt[1]	327,895,000	79,086
TAG Immobilien AG1	5,417,538	72,016
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1,2]	145,255,000	70,255
Bangkok Bank PCL, non-voting depository receipt[1]	13,859,000	64,736
Credit Suisse Group AG1	4,232,708	64,131
Cheung Kong Property Holdings Ltd.[1]	9,221,200	62,982
Marsh & McLennan Companies, Inc.	973,000	61,445
Unibail-Rodamco SE, non-registered shares[1]	199,000	53,342
Société Générale[1]	1,356,945	53,281
Bank of Nova Scotia	1,006,400	52,778
New York Community Bancorp, Inc.	3,420,000	51,403
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	9,765,000	48,779
Union National Bank PJSC[1]	46,855,465	45,543
Fortune Real Estate Investment Trust[1]	33,946,000	37,523
UBS Group AG1	1,855,000	32,031
People’s United Financial, Inc.	1,750,000	27,125
Intesa Sanpaolo SPA[1]	8,798,000	23,200
Altisource Residential Corp.	1,914,000	22,241
Fibra Uno Administración, SA de CV	8,630,000	20,546
Gjensidige Forsikring ASA[1]	1,120,000	19,194
		10,855,663
Utilities 9.83%
SSE PLC[1,2]	78,291,002	1,730,731
National Grid PLC[1]	106,312,445	1,517,407
Dominion Resources, Inc.	15,773,888	1,127,360
EDP - Energias de Portugal, SA1,2	251,180,889	893,384
Duke Energy Corp.	10,068,000	793,157
Iberdrola, SA, non-registered shares[1]	72,272,109	514,029
DTE Energy Co.	4,306,000	383,923
Red Eléctrica de Corporación, SA1	3,841,189	343,297
Exelon Corp.	9,411,444	330,248
CMS Energy Corp.	7,544,000	306,890
Power Assets Holdings Ltd.[1]	29,847,700	282,935
Southern Co.	5,022,600	251,632
Pennon Group PLC[1]	18,933,975	224,931
Glow Energy PCL[1,2]	84,822,200	214,074
Cheung Kong Infrastructure Holdings Ltd.[1]	21,182,000	200,027
Sempra Energy	1,165,825	120,488
Ratchaburi Electricity Generating Holding PCL[1,2]	77,350,000	111,712
Engie SA1	6,107,624	100,777
PG&E Corp.	1,583,000	92,131
Fortum Oyj[1]	5,000,000	75,430
Centrica PLC[1]	13,321,897	46,517
FirstEnergy Corp.	1,366,500	44,534
Capital Income Builder — Page 2 of 30

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Infratil Ltd.[1]	14,867,000	$33,613
Huaneng Power International, Inc., Class H1	9,740,000	6,923
		9,746,150
Health care 9.20%
GlaxoSmithKline PLC[1]	89,407,900	1,903,650
AbbVie Inc.	30,678,285	1,871,375
Amgen Inc.	11,451,003	1,812,694
Novartis AG1	18,207,743	1,390,282
AstraZeneca PLC[1]	8,046,600	462,780
AstraZeneca PLC (ADR)	7,895,700	228,660
Pfizer Inc.	15,853,900	518,581
Takeda Pharmaceutical Co. Ltd.[1]	4,400,000	209,242
Johnson & Johnson	1,500,000	168,120
Orion Oyj, Class B1	4,475,674	156,204
Roche Holding AG, non-registered shares, non-voting[1]	593,100	150,021
Eli Lilly and Co.	1,560,600	117,872
Bayer AG1	708,000	81,700
Merck & Co., Inc.	936,000	51,330
		9,122,511
Telecommunication services 9.18%
Verizon Communications Inc.	57,716,543	2,940,081
AT&T Inc.	40,586,177	1,575,555
Singapore Telecommunications Ltd.[1]	346,003,131	990,498
Vodafone Group PLC[1]	256,156,264	828,383
CenturyLink, Inc.	20,563,478	636,440
BCE Inc.	7,193,000	337,321
Telia Co. AB1	59,695,000	284,663
HKT Trust and HKT Ltd., units[1]	193,371,460	279,467
TELUS Corp.	8,710,508	276,165
TalkTalk Telecom Group PLC[1,2]	51,345,000	200,408
NTT DoCoMo, Inc.[1]	8,058,700	190,151
MTN Group Ltd.[1]	10,413,000	109,851
freenet AG1	3,122,600	95,557
Advanced Info Service PCL[1]	18,358,000	81,513
Intouch Holdings PCL, non-voting depository receipts[1]	30,725,000	46,081
Intouch Holdings PCL[1]	23,416,899	35,120
Hutchison Telecommunications Hong Kong Holdings Ltd.[1]	214,176,000	74,757
Mobile TeleSystems OJSC (ADR)	7,913,550	73,279
China Mobile Ltd.[1]	4,754,000	54,074
		9,109,364
Energy 6.60%
Royal Dutch Shell PLC, Class B1	38,300,500	1,005,657
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	10,540,552	275,827
Royal Dutch Shell PLC, Class B (ADR)	1,185,000	63,220
Exxon Mobil Corp.	11,586,600	1,024,255
Chevron Corp.	8,281,711	846,225
Suncor Energy Inc.	21,458,518	629,885
Kinder Morgan, Inc.	22,590,041	401,199
ConocoPhillips	7,502,100	358,525
TOTAL SA1	6,445,901	325,958
Spectra Energy Corp	9,123,220	285,283
Enbridge Inc. (CAD denominated)	6,612,696	274,690
Capital Income Builder — Page 3 of 30

unaudited
Common stocks Energy (continued)	Shares	Value (000)
BP PLC[1]	41,683,113	$229,923
Helmerich & Payne, Inc.	2,970,915	196,437
Occidental Petroleum Corp.	2,026,203	155,309
Whitecap Resources Inc.[2]	17,862,000	133,962
Inter Pipeline Ltd.	6,138,200	131,257
Eni SpA[1]	5,436,000	88,860
Veresen Inc.	11,658,300	84,369
Williams Companies, Inc.	1,647,838	31,952
		6,542,793
Industrials 6.24%
Lockheed Martin Corp.	5,172,774	1,202,049
General Electric Co.	35,432,400	1,089,546
Caterpillar Inc.	6,113,000	475,102
Boeing Co.	3,154,800	425,267
Abertis Infraestructuras, SA, Class A1	20,474,000	346,144
KONE Oyj, Class B1	6,322,000	288,626
VINCI SA1	3,520,000	263,302
Singapore Technologies Engineering Ltd[1]	110,063,200	262,819
BAE Systems PLC[1]	36,599,162	255,727
Emerson Electric Co.	3,500,000	191,205
Kühne + Nagel International AG1	1,314,497	189,480
Sydney Airport, units[1]	35,385,683	183,121
R.R. Donnelley & Sons Co.	9,297,685	161,780
Covanta Holding Corp.[2]	9,892,614	160,854
Edenred SA1	5,323,564	104,811
Siemens AG1	966,680	100,891
Andritz AG1	1,573,972	88,217
COSCO Pacific Ltd.[1]	75,958,001	80,676
BTS Rail Mass Transit Growth Infrastructure Fund[1]	200,000,000	68,096
Air New Zealand Ltd.[1]	39,377,907	67,608
CK Hutchison Holdings Ltd.[1]	3,440,400	41,143
CCR SA, ordinary nominative	6,450,000	30,344
Norfolk Southern Corp.	322,000	29,015
PayPoint PLC[1]	1,905,000	23,476
United Technologies Corp.	207,000	21,605
Safran SA1	272,000	18,751
CTCI Corp.[1]	9,300,000	12,108
Cobham PLC[1]	4,489,038	10,130
		6,191,893
Information technology 4.13%
Texas Instruments Inc.	11,059,000	630,805
Intel Corp.	19,863,000	601,452
International Business Machines Corp.	3,600,700	525,486
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	70,634,000	323,644
Cisco Systems, Inc.	9,000,000	247,410
Xilinx, Inc.	5,570,200	239,964
Quanta Computer Inc.[1]	135,422,190	217,731
Microsoft Corp.	4,353,900	217,129
VTech Holdings Ltd.[1,2]	20,089,300	206,538
Paychex, Inc.	3,282,000	171,058
MediaTek Inc.[1]	21,107,000	149,907
Moneysupermarket.com Group PLC[1,2]	28,508,401	130,969
Ricoh Co., Ltd.[1]	11,436,500	116,762
Capital Income Builder — Page 4 of 30

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Western Union Co.	4,712,000	$94,240
Seagate Technology	3,928,160	85,516
Apple Inc.	752,000	70,493
Accenture PLC, Class A	323,300	36,507
Automatic Data Processing, Inc.	345,600	30,565
		4,096,176
Consumer discretionary 4.02%
Las Vegas Sands Corp.	14,666,100	662,174
McDonald’s Corp.	3,346,700	423,324
Six Flags Entertainment Corp.[2]	6,160,400	369,932
Greene King PLC[1,2]	24,691,512	295,615
Taylor Wimpey plc[1]	107,905,500	291,264
Macy’s, Inc.	5,000,000	197,950
Gannett Co., Inc.[2]	8,547,400	144,024
DineEquity, Inc.[2]	1,475,000	126,850
William Hill PLC[1]	27,608,000	126,304
Modern Times Group MTG AB, Class B1	3,908,862	117,323
Kingfisher PLC[1]	20,390,800	108,625
SES SA, Class A (FDR)[1]	3,935,200	107,408
AA PLC[1]	25,551,116	104,081
ProSiebenSat.1 Media SE1	1,977,377	100,839
Marks and Spencer Group PLC[1]	15,315,000	94,960
Daimler AG1	1,345,400	93,406
Marston’s PLC[1,2]	41,884,228	88,121
WPP PLC[1]	3,700,000	86,495
Li & Fung Ltd.[1]	139,140,000	86,070
Hasbro, Inc.	743,000	62,887
Stella International Holdings Ltd.[1]	22,739,000	57,290
Ladbrokes PLC[1]	25,130,000	43,105
Sa Sa International Holdings Ltd.[1]	134,934,000	41,100
HUGO BOSS AG1	415,172	26,458
Whistler Blackcomb Holdings Inc.	1,170,000	24,366
Leifheit AG, non-registered shares[1,2]	320,000	20,515
Fielmann AG1	265,442	19,581
Barratt Developments PLC[1]	2,244,375	17,500
SJM Holdings Ltd.[1]	25,609,224	17,028
Matas A/S1	750,459	14,320
Chow Sang Sang Holdings International Ltd.[1]	5,278,000	8,561
Sitoy Group Holdings Ltd.[1]	18,200,000	6,605
Ekornes ASA[1]	421,655	4,923
		3,989,004
Materials 2.56%
Rio Tinto PLC[1]	12,837,000	431,204
Amcor Ltd.[1]	30,091,934	352,064
Agrium Inc.	4,029,500	347,020
Potash Corp. of Saskatchewan Inc.	14,496,905	256,885
Potash Corp. of Saskatchewan Inc. (CAD denominated)	1,779,316	31,482
Dow Chemical Co.	5,104,900	268,569
BHP Billiton PLC[1]	14,338,000	195,714
Nucor Corp.	2,768,819	137,832
E.I. du Pont de Nemours and Co.	2,000,000	131,820
Givaudan SA1	66,000	130,098
LyondellBasell Industries NV	790,900	65,384
Capital Income Builder — Page 5 of 30

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Koninklijke DSM NV1	969,300	$59,531
The Chemours Co.	4,745,044	43,275
BASF SE1	470,000	38,857
Praxair, Inc.	265,500	31,186
Greatview Aseptic Packaging Co. Ltd.[1]	43,742,000	22,146
		2,543,067
Miscellaneous 2.32%
Other common stocks in initial period of acquisition		2,304,463
Total common stocks (cost: $70,007,423,000)		78,963,613
Preferred securities 0.02% Financials 0.02%
CoBank, ACB, Class E, noncumulative[3]	13,000	8,584
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,300
Morgan Stanley, Series I, depositary shares	49,600	1,316
Total preferred securities (cost: $19,234,000)		15,200
Convertible stocks 0.26% Financials 0.13%
American Tower Corp., Series B, 5.5% depository share, convertible preferred 2018	1,234,000	127,941
Utilities 0.09%
Dominion Resources, Inc., convertible preferred, Series A, units	1,800,000	88,794
Miscellaneous 0.04%
Other convertible stocks in initial period of acquisition		41,038
Total convertible stocks (cost: $247,770,000)		257,773
Convertible bonds 0.24% Financials 0.24%	Principal amount (000)
Bank of Ireland, convertible notes, 10.00% 2016	€73,275	85,737
Barclays PLC, Equity Linked Notes, (Microsoft Corp.), 5.33% 2016	$3,242	157,289
Total convertible bonds (cost: $238,449,000)		243,026
Bonds, notes & other debt instruments 16.16% U.S. Treasury bonds & notes 6.12% U.S. Treasury 4.85%
U.S. Treasury 3.25% 2016[4]	50,000	50,245
U.S. Treasury 7.50% 2016	190,000	197,169
U.S. Treasury 4.50% 2017	100,000	103,996
U.S. Treasury 4.625% 2017	100,000	103,207
U.S. Treasury 8.75% 2017	50,000	54,248
U.S. Treasury 8.875% 2017	135,850	150,231
U.S. Treasury 3.50% 2018	75,000	78,656
U.S. Treasury 0.875% 2019	12,811	12,794
Capital Income Builder — Page 6 of 30

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2019	$40,000	$40,628
U.S. Treasury 1.625% 2019	111,600	113,795
U.S. Treasury 1.625% 2019	38,820	39,613
U.S. Treasury 1.75% 2019	8,570	8,779
U.S. Treasury 3.125% 2019	150,000	159,927
U.S. Treasury 3.625% 2019	250,000	271,387
U.S. Treasury 8.125% 2019	43,440	53,462
U.S. Treasury 1.125% 2020	51,950	51,968
U.S. Treasury 1.25% 2020	382,100	384,278
U.S. Treasury 1.25% 2020	40,700	40,914
U.S. Treasury 1.375% 2020	104,827	105,465
U.S. Treasury 1.375% 2020	25,000	25,218
U.S. Treasury 1.375% 2020	16,500	16,659
U.S. Treasury 1.625% 2020	52,000	52,920
U.S. Treasury 1.75% 2020	48,750	49,832
U.S. Treasury 1.75% 2020	36,615	37,425
U.S. Treasury 3.50% 2020	19,150	20,916
U.S. Treasury 8.50% 2020	76,000	97,012
U.S. Treasury 8.75% 2020	188,700	245,340
U.S. Treasury 8.75% 2020	180,000	237,002
U.S. Treasury 1.125% 2021	101,500	100,862
U.S. Treasury 1.25% 2021	280,874	280,489
U.S. Treasury 1.375% 2021	120,000	120,590
U.S. Treasury 1.375% 2021	64,780	65,092
U.S. Treasury 3.125% 2021	25,000	27,219
U.S. Treasury 3.625% 2021	31,600	35,042
U.S. Treasury 8.00% 2021	77,500	104,937
U.S. Treasury 8.125% 2021	25,000	33,676
U.S. Treasury 2.00% 2022	50,000	51,367
U.S. Treasury 1.50% 2023	84,750	84,227
U.S. Treasury 1.625% 2023	65,000	65,133
U.S. Treasury 6.25% 2023	25,000	33,043
U.S. Treasury 7.125% 2023	135,000	183,627
U.S. Treasury 2.25% 2024	55,000	57,216
U.S. Treasury 6.875% 2025	25,000	35,995
U.S. Treasury 1.625% 2026	203,707	200,222
U.S. Treasury 6.25% 2030	107,000	162,197
U.S. Treasury 2.875% 2045	171,409	178,922
U.S. Treasury 3.00% 2045	83,335	89,207
U.S. Treasury 3.00% 2045	68,870	73,706
U.S. Treasury 2.50% 2046	26,000	25,129
		4,810,984
U.S. Treasury inflation-protected securities 1.27%
U.S. Treasury Inflation-Protected Security 0.125% 2020[5]	366,521	374,326
U.S. Treasury Inflation-Protected Security 0.125% 2021[5]	100,041	102,333
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	148,336	149,613
U.S. Treasury Inflation-Protected Security 0.25% 2025[5]	116,123	117,593
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	125,787	150,311
U.S. Treasury Inflation-Protected Security 0.625% 2026[5]	186,103	195,454
U.S. Treasury Inflation-Protected Security 2.00% 2026[5]	5,973	7,024
U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	3,649	4,728
Capital Income Builder — Page 7 of 30

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.75% 2042[5]	$73,584	$71,896
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	74,852	84,290
		1,257,568
Total U.S. Treasury bonds & notes		6,068,552
Corporate bonds & notes 6.05% Financials 1.24%
ACE Capital Trust II 9.70% 2030	7,210	10,292
ACE INA Holdings Inc. 2.30% 2020	1,625	1,664
ACE INA Holdings Inc. 2.875% 2022	3,695	3,830
ACE INA Holdings Inc. 3.35% 2026	3,690	3,891
ACE INA Holdings Inc. 4.35% 2045	4,135	4,568
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,800	4,902
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,800	2,881
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,205	1,225
American Campus Communities, Inc. 3.35% 2020	7,200	7,391
American Campus Communities, Inc. 3.75% 2023	8,615	8,782
American Campus Communities, Inc. 4.125% 2024	12,080	12,555
American Express Co. 6.15% 2017	9,080	9,641
AXA SA, junior subordinated 6.463% (undated)[3]	1,900	1,955
AXA SA, Series B, junior subordinated 6.379% (undated)[3]	7,000	7,406
Bank of America Corp. 3.75% 2016	6,445	6,480
Bank of America Corp. 5.75% 2017	5,000	5,313
Bank of America Corp. 5.65% 2018	1,940	2,084
Bank of America Corp. 2.625% 2020	12,500	12,623
Bank of America Corp. 2.053% 2021[6]	7,563	7,620
Bank of America Corp. 2.625% 2021	25,005	25,182
Bank of America Corp. 5.875% 2021	5,000	5,731
Bank of America Corp. 3.50% 2026	24,426	24,753
Bank of America Corp., Series AA, 6.10% (undated)	2,875	2,880
Bank of America Corp., Series DD, 6.30% (undated)	8,200	8,610
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	6,875	6,909
Bank of America Corp., junior subordinated 6.50% noncumulative (undated)	1,050	1,106
Bank of New York Mellon Corp. 2.10% 2019	15,000	15,282
Bank of New York Mellon Corp. 2.50% 2021	3,625	3,717
Bank of Nova Scotia 4.50% 2025	4,785	4,938
Barclays Bank PLC 5.14% 2020	15,525	16,717
Barclays Bank PLC 4.375% 2026	5,284	5,343
BB&T Corp. 2.45% 2020	7,800	7,994
Berkshire Hathaway Inc. 2.20% 2021	2,240	2,302
Berkshire Hathaway Inc. 3.125% 2026	6,705	6,987
BNP Paribas 4.375% 2025[3]	5,000	5,083
Boston Properties, Inc. 3.65% 2026	5,250	5,512
Brandywine Operating Partnership, LP 5.70% 2017	41	42
Brandywine Operating Partnership, LP 3.95% 2023	170	170
CIT Group Inc. 5.00% 2017	7,000	7,162
CIT Group Inc. 3.875% 2019	2,525	2,544
Citigroup Inc. 0.906% 2016[6]	525	525
Citigroup Inc. 3.953% 2016	7,500	7,527
Citigroup Inc. 2.50% 2018	7,500	7,638
Citigroup Inc. 8.50% 2019	12,656	14,994
Citigroup Inc. 2.70% 2021	8,230	8,342
Citigroup Inc. 3.40% 2026	17,300	17,388
Capital Income Builder — Page 8 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 4.45% 2027	$10,050	$10,277
Citigroup Inc., Series O, 5.875% (undated)	2,641	2,558
Citigroup Inc., Series P, 5.95% (undated)	4,913	4,763
Citigroup Inc., Series T, 6.25% (undated)	1,550	1,596
Citigroup Inc., Series Q, junior subordinated 5.95% (undated)	8,082	7,834
CNA Financial Corp. 7.35% 2019	6,000	6,935
Corporate Office Properties LP 5.25% 2024	590	618
Corporate Office Properties LP 5.00% 2025	4,335	4,441
Corporate Office Properties Trust 3.60% 2023	515	488
Credit Suisse Group AG 3.80% 2022	7,888	8,010
Credit Suisse Group AG 3.75% 2025	7,500	7,332
Credit Suisse Group Funding (Guernsey) 4.55% 2026[3]	6,500	6,674
Crescent Resources 10.25% 2017[3]	3,355	3,368
Crown Castle International Corp. 4.875% 2022	300	326
DCT Industrial Trust Inc. 4.50% 2023	7,090	7,343
DDR Corp. 4.25% 2026	3,695	3,788
Developers Diversified Realty Corp. 7.50% 2017	27,306	28,710
Developers Diversified Realty Corp. 7.875% 2020	12,702	15,337
Discover Financial Services 10.25% 2019	4,334	5,108
EPR Properties 4.50% 2025	12,265	11,981
Essex Portfolio L.P. 3.25% 2023	7,845	7,935
Essex Portfolio L.P. 3.875% 2024	9,035	9,455
Essex Portfolio L.P. 3.50% 2025	1,000	1,019
Essex Portfolio L.P. 3.375% 2026	5,010	5,063
Gaming and Leisure Properties, Inc. 4.375% 2021	550	564
Gaming and Leisure Properties, Inc. 5.375% 2026	500	522
Goldman Sachs Group, Inc. 1.995% 2021[6]	26,710	26,793
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,635
Goldman Sachs Group, Inc. 3.75% 2026	26,662	27,462
Goldman Sachs Group, Inc. 4.75% 2045	7,219	7,674
Goldman Sachs Group, Inc. 5.15% 2045	1,300	1,339
Goodman Funding Pty Ltd. 6.00% 2022[3]	8,545	9,734
HBOS PLC 6.75% 2018[3]	25,085	27,219
Hospitality Properties Trust 5.625% 2017	5,895	6,071
Hospitality Properties Trust 6.70% 2018	5,978	6,282
Hospitality Properties Trust 5.00% 2022	5,250	5,559
Hospitality Properties Trust 4.50% 2023	5,980	5,979
Hospitality Properties Trust 4.50% 2025	3,925	3,826
Host Hotels & Resorts LP 4.50% 2026	5,150	5,331
HSBC Holdings PLC 3.40% 2021	3,725	3,863
HSBC Holdings PLC 4.25% 2025	10,925	11,032
HSBC USA Inc. 1.508% 2018[6]	5,000	4,991
Intercontinentalexchange, Inc. 4.00% 2023	11,562	12,268
Intesa Sanpaolo SpA 5.017% 2024[3]	2,270	2,139
Iron Mountain Inc. 6.00% 2020[3]	6,000	6,345
iStar Financial Inc. 4.875% 2018	1,650	1,615
iStar Financial Inc. 5.00% 2019	8,400	8,190
JPMorgan Chase & Co. 6.30% 2019	5,000	5,639
JPMorgan Chase & Co. 2.55% 2021	23,500	23,843
JPMorgan Chase & Co. 4.625% 2021	5,000	5,534
JPMorgan Chase & Co. 3.30% 2026	8,700	8,818
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	49,540	49,881
Kimco Realty Corp. 4.30% 2018	10,000	10,380
Kimco Realty Corp. 3.40% 2022	3,025	3,101
Capital Income Builder — Page 9 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Leucadia National Corp. 5.50% 2023	$3,265	$3,229
MetLife Global Funding I 2.30% 2019[3]	5,395	5,496
MetLife Global Funding I 2.00% 2020[3]	2,155	2,145
MetLife Global Funding I 2.50% 2020[3]	4,000	4,078
Metlife, Inc. 3.60% 2025	2,870	2,987
MetLife, Inc. 5.25% 2049	3,445	3,363
Morgan Stanley 2.125% 2018	10,000	10,096
Morgan Stanley 2.035% 2021[6]	24,120	24,265
Morgan Stanley 2.50% 2021	21,725	21,804
Morgan Stanley 3.875% 2026	46,765	48,645
New York Life Global Funding 2.10% 2019[3]	6,000	6,109
New York Life Global Funding 1.95% 2020[3]	2,190	2,198
Nordea Bank AB 1.625% 2018[3]	2,500	2,506
Northern Trust Corp. 5.85% 2017[3]	2,850	3,052
PNC Bank 3.25% 2025	5,000	5,195
PNC Preferred Funding Trust I, junior subordinated 2.284% (undated)[3,6]	15,300	13,292
Prologis, Inc. 3.35% 2021	5,450	5,710
Prologis, Inc. 3.75% 2025	1,825	1,942
QBE Insurance Group Ltd. 2.40% 2018[3]	15,035	15,137
Rabobank Nederland 4.375% 2025	9,225	9,684
Realogy Corp. 5.25% 2021[3]	8,375	8,794
Realogy Corp., Barclays PLC LOC, 4.40% 2016[6,7,8]	144	143
Scentre Group 2.375% 2019[3]	3,950	3,953
Scentre Group 2.375% 2021[3]	4,220	4,182
Scentre Group 3.25% 2025[3]	8,655	8,529
Scentre Group 3.50% 2025[3]	27,550	27,679
Select Income REIT 4.15% 2022	3,055	3,049
Select Income REIT 4.50% 2025	1,835	1,774
Simon Property Group, LP 2.50% 2021	5,640	5,801
TD Ameritrade Holding Co. 2.95% 2022	4,660	4,792
UBS Group AG 4.125% 2025[3]	6,750	6,932
UDR, Inc. 4.00% 2025	770	821
Unum Group 7.125% 2016	10,000	10,239
Unum Group 3.875% 2025	7,605	7,401
US Bancorp. 1.108% 2018[6]	5,000	4,993
US Bancorp., junior subordinated 5.125% (undated)	5,286	5,412
WEA Finance LLC 2.70% 2019[3]	14,415	14,602
WEA Finance LLC 3.25% 2020[3]	22,015	22,646
WEA Finance LLC 3.75% 2024[3]	16,330	16,708
Wells Fargo & Co. 2.55% 2020	11,500	11,746
Wells Fargo & Co. 2.50% 2021	3,500	3,553
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	71,606	74,560
		1,231,311
Energy 0.97%
American Energy (Marcellus), Term Loan B, 5.25% 2020[6,7,8]	1,500	420
American Energy (Marcellus), Term Loan A, 8.50% 2021[6,7,8]	3,275	348
American Energy (Permian Basin) 7.125% 2020[3]	4,425	2,036
American Energy (Permian Basin) 7.375% 2021[3]	1,700	782
Anadarko Petroleum Corp. 6.375% 2017	1,043	1,108
Anadarko Petroleum Corp. 4.85% 2021	1,040	1,086
Anadarko Petroleum Corp. 5.55% 2026	9,190	9,847
Anadarko Petroleum Corp. 6.20% 2040	1,580	1,673
Anadarko Petroleum Corp. 6.60% 2046	6,060	6,899
Capital Income Builder — Page 10 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
APT Pipelines Ltd. 4.20% 2025[3]	$4,440	$4,423
Baytex Energy Corp. 5.125% 2021[3]	2,175	1,718
Baytex Energy Corp. 5.625% 2024[3]	825	631
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[3]	1,725	1,535
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,401
Boardwalk Pipelines, LP 4.95% 2024	10,030	9,362
Canadian Natural Resources Ltd. 3.80% 2024	1,975	1,871
Cenovus Energy Inc. 3.00% 2022	16,340	14,676
Cenovus Energy Inc. 3.80% 2023	6,120	5,525
Concho Resources Inc. 5.50% 2023	1,500	1,515
ConocoPhillips 4.20% 2021	3,120	3,335
ConocoPhillips 4.95% 2026	11,395	12,613
ConocoPhillips 5.95% 2046	600	729
CONSOL Energy Inc. 5.875% 2022	1,450	1,209
Denbury Resources Inc. 4.625% 2023	1,500	900
Devon Energy Corp. 5.00% 2045	4,085	3,526
Diamond Offshore Drilling, Inc. 4.875% 2043	19,660	14,313
Ecopetrol SA 5.375% 2026	3,855	3,547
Ecopetrol SA 5.875% 2045	2,845	2,328
Enbridge Energy Partners, LP 9.875% 2019	5,000	5,662
Enbridge Energy Partners, LP 4.375% 2020	1,865	1,886
Enbridge Energy Partners, LP 5.20% 2020	650	671
Enbridge Energy Partners, LP 5.875% 2025	35,430	37,374
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,100
Enbridge Energy Partners, LP 7.375% 2045	49,055	54,585
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	24,368
Enbridge Inc. 5.60% 2017	6,940	7,172
Enbridge Inc. 4.00% 2023	22,830	22,302
Energy Transfer Partners, LP 4.75% 2026	8,350	8,112
Energy Transfer Partners, LP 6.125% 2045	2,350	2,255
EnLink Midstream Partners, LP 2.70% 2019	2,335	2,157
EnLink Midstream Partners, LP 4.40% 2024	3,815	3,310
EnLink Midstream Partners, LP 4.15% 2025	4,865	4,200
EnLink Midstream Partners, LP 5.05% 2045	5,095	3,840
Ensco PLC 5.20% 2025	6,010	4,387
Ensco PLC 5.75% 2044	1,060	709
Enterprise Products Operating LLC 3.70% 2026	2,430	2,479
Enterprise Products Operating LLC 3.95% 2027	2,170	2,250
Enterprise Products Operating LLC 4.90% 2046	1,605	1,623
EP Energy Corp. 9.375% 2020	600	394
EP Energy Corp. 6.375% 2023	1,350	759
Exxon Mobil Corp. 2.222% 2021	10,000	10,192
Exxon Mobil Corp. 3.043% 2026	3,440	3,556
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	11,000	8,030
Halliburton Co. 3.375% 2022	7,610	7,757
Halliburton Co. 3.80% 2025	9,880	10,132
Halliburton Co. 4.85% 2035	3,350	3,423
Halliburton Co. 5.00% 2045	6,980	7,162
Husky Energy Inc. 6.20% 2017	5,500	5,733
Husky Energy Inc. 7.25% 2019	4,500	5,026
Jupiter Resources Inc. 8.50% 2022[3]	3,000	1,920
Kinder Morgan Energy Partners, LP 6.00% 2017	375	386
Kinder Morgan Energy Partners, LP 3.50% 2023	2,480	2,334
Kinder Morgan Energy Partners, LP 4.15% 2024	5,180	5,007
Capital Income Builder — Page 11 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 4.25% 2024	$1,335	$1,294
Kinder Morgan Energy Partners, LP 5.00% 2043	8,020	6,952
Kinder Morgan Energy Partners, LP 5.40% 2044	9,505	8,571
Kinder Morgan Energy Partners, LP 5.50% 2044	3,200	2,978
Kinder Morgan Finance Co. 5.05% 2046	7,500	6,680
Kinder Morgan, Inc. 4.30% 2025	130,619	129,640
Kinder Morgan, Inc. 5.55% 2045	47,660	44,536
Matador Resources Co. 6.875% 2023	200	202
NGL Energy Partners LP 5.125% 2019	1,325	1,169
NGPL PipeCo LLC 7.119% 2017[3]	10,225	10,608
NGPL PipeCo LLC 9.625% 2019[3]	6,425	6,733
NGPL PipeCo LLC 7.768% 2037[3]	10,000	9,250
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[6,7,8]	30	30
Noble Corp PLC 5.00% 2018	1,090	1,070
Noble Corp PLC 6.95% 2025	4,470	3,682
Noble Corp PLC 7.95% 2045	7,020	5,066
PDC Energy Inc. 7.75% 2022	5,150	5,356
Peabody Energy Corp. 6.00% 2018[9]	4,500	484
Peabody Energy Corp. 6.50% 2020[9]	2,000	215
Peabody Energy Corp. 6.25% 2021[9]	2,225	239
Pemex Project Funding Master Trust 5.75% 2018	2,750	2,890
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	15,300
Petrobras Global Finance Co. 6.25% 2024	2,320	2,030
Petrobras Global Finance Co. 6.85% 2115	2,075	1,546
Petróleos Mexicanos 5.50% 2019[3]	3,725	3,904
Petróleos Mexicanos 6.375% 2021[3]	9,530	10,314
Petróleos Mexicanos 4.50% 2026	11,830	11,285
Petróleos Mexicanos 6.875% 2026	42,445	46,944
Petróleos Mexicanos 6.875% 2026[3]	27,995	30,962
Petróleos Mexicanos 5.50% 2044	13,025	11,527
Petróleos Mexicanos 5.625% 2046	7,340	6,562
Phillips 66 2.95% 2017	4,000	4,076
Phillips 66 4.30% 2022	11,525	12,498
Phillips 66 Partners LP 3.605% 2025	1,075	1,025
Phillips 66 Partners LP 4.68% 2045	160	141
Pioneer Natural Resources Co. 3.45% 2021	5,620	5,709
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,7]	3,165	2,516
QGOG Constellation SA 6.25% 2019[3]	500	275
Range Resources Corp. 4.875% 2025	4,225	3,935
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,500	1,539
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,050	3,833
Repsol, SA 4.50% 2075	€3,200	3,174
Rice Energy Inc. 6.25% 2022	$2,200	2,189
Rice Energy Inc. 7.25% 2023	300	305
Sabine Pass Liquefaction, LLC 5.625% 2021	5,500	5,493
Sabine Pass Liquefaction, LLC 6.25% 2022	3,000	3,052
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	983
Sabine Pass Liquefaction, LLC 5.75% 2024	1,300	1,264
Samson Investment Co., Term Loan B, 5.00% 2018[6,7,8,9]	150	2
Schlumberger BV 3.00% 2020[3]	6,715	6,909
Schlumberger BV 3.625% 2022[3]	2,020	2,106
Schlumberger BV 4.00% 2025[3]	19,010	20,317
Seven Generations Energy Ltd. 6.75% 2023[3]	325	322
SM Energy Co. 5.625% 2025	825	697
Capital Income Builder — Page 12 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 4.95% 2025	$15,460	$13,527
Spectra Energy Partners, LP 2.95% 2018	4,040	4,095
Sunoco LP 6.25% 2021[3]	6,165	6,257
TC PipeLines, LP 4.375% 2025	5,345	4,892
Teekay Corp. 8.50% 2020[3]	1,800	1,382
Tesoro Logistics LP 5.50% 2019	575	589
Tesoro Logistics LP 6.25% 2022	1,400	1,442
TransCanada PipeLines Ltd. 6.50% 2018	10,000	10,959
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	12,430	8,577
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	2,725	2,452
Transocean Inc. 5.80% 2016	5,450	5,509
Transocean Inc. 7.125% 2021	1,985	1,628
Transportadora de Gas Peru SA 4.25% 2028[3,7]	2,175	2,170
Western Gas Partners LP 2.60% 2018	1,375	1,335
Western Gas Partners LP 3.95% 2025	3,035	2,732
Williams Partners LP 4.125% 2020	5,000	4,711
Williams Partners LP 3.60% 2022	6,000	5,423
Williams Partners LP 4.50% 2023	3,350	3,024
Williams Partners LP 4.30% 2024	6,030	5,458
Williams Partners LP 3.90% 2025	4,030	3,535
Williams Partners LP 4.00% 2025	17,555	15,351
Williams Partners LP 4.90% 2045	3,730	2,973
Williams Partners LP 5.10% 2045	8,585	6,973
		961,982
Telecommunication services 0.87%
Altice Financing SA 6.625% 2023[3]	11,355	11,270
Altice Finco SA 6.50% 2022[3]	700	710
Altice Finco SA, First Lien, 7.75% 2022[3]	13,100	13,116
Altice NV 5.50% 2026[3]	1,000	1,013
Altice NV 7.50% 2026[3]	5,000	5,019
Altice SA 7.625% 2025[3]	31,325	30,385
América Móvil, SAB de CV 6.45% 2022	MXN45,000	2,514
América Móvil, SAB de CV 8.46% 2036	147,200	8,479
AT&T Inc. 2.80% 2021	$5,005	5,125
AT&T Inc. 8.25% 2031	4,971	7,045
AT&T Inc. 4.50% 2035	13,440	13,580
AT&T Inc. 4.30% 2042	7,169	6,823
AT&T Inc. 4.35% 2045	3,261	3,096
AT&T Inc. 4.75% 2046	6,500	6,572
CenturyLink, Inc. 7.50% 2024	33,199	33,365
CenturyLink, Inc., Series T, 5.80% 2022	2,500	2,478
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	6,425	6,618
Deutsche Telekom International Finance BV 6.75% 2018	15,000	16,844
Frontier Communications Corp. 8.875% 2020[3]	1,000	1,063
Frontier Communications Corp. 9.25% 2021	5,575	5,833
Frontier Communications Corp. 10.50% 2022[3]	12,900	13,351
Frontier Communications Corp. 7.125% 2023	1,650	1,469
Frontier Communications Corp. 11.00% 2025[3]	73,235	74,242
Intelsat Jackson Holding Co. 7.25% 2019	600	494
Intelsat Jackson Holding Co. 7.25% 2020	625	459
Intelsat Jackson Holding Co. 6.625% 2022	950	619
LightSquared, Term Loan, 9.75% 2020[6,7,8,10]	5,000	4,538
MetroPCS Wireless, Inc. 6.25% 2021	20,950	21,919
Capital Income Builder — Page 13 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
MTS International Funding Ltd. 8.625% 2020[3]	$27,918	$32,388
MTS International Funding Ltd. 8.625% 2020	27,918	32,388
Numericable Group SA 4.875% 2019[3]	1,075	1,115
Numericable Group SA 6.00% 2022[3]	32,760	32,925
Numericable Group SA 7.375% 2026[3]	4,150	4,217
Sprint Capital Corp. 6.90% 2019	17,200	15,824
Sprint Nextel Corp. 8.375% 2017	22,875	23,390
Sprint Nextel Corp. 9.125% 2017	112,350	116,001
Sprint Nextel Corp. 7.00% 2020	6,500	5,428
Sprint Nextel Corp. 7.25% 2021	1,950	1,584
Sprint Nextel Corp. 11.50% 2021	158,585	145,105
Sprint Nextel Corp. 7.875% 2023	42,000	32,970
Sprint Nextel Corp. 7.125% 2024	3,000	2,265
T-Mobile US, Inc. 6.542% 2020	14,604	15,061
T-Mobile US, Inc. 6.375% 2025	6,450	6,797
T-Mobile US, Inc. 6.50% 2026	45,275	48,161
Verizon Communications Inc. 4.272% 2036	11,699	11,798
Verizon Communications Inc. 4.522% 2048	11,565	11,802
Vodafone Group PLC 5.625% 2017	10,450	10,838
Wind Acquisition SA 4.75% 2020[3]	9,300	8,928
Wind Acquisition SA 7.375% 2021[3]	6,350	5,667
		862,691
Consumer discretionary 0.76%
21st Century Fox America, Inc. 4.95% 2045	6,700	7,456
Amazon.com, Inc. 4.95% 2044	5,000	5,862
Bayerische Motoren Werke AG 2.00% 2021[3]	15,000	15,073
Boyd Gaming Corp. 9.00% 2020	9,500	10,030
Boyd Gaming Corp. 6.375% 2026[3]	3,375	3,468
Burger King Corp. 4.625% 2022[3]	13,000	13,358
Burger King Corp. 6.00% 2022[3]	4,150	4,311
Cablevision Systems Corp. 7.75% 2018	18,475	19,399
CBS Corp. 1.95% 2017	8,000	8,046
CBS Outdoor Americas Inc. 5.25% 2022	1,500	1,551
CBS Outdoor Americas Inc. 5.625% 2024	799	834
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	1,714	1,745
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[3]	7,815	8,122
CCO Holdings LLC and CCO Holdings Capital Corp. 6.50% 2021	6,200	6,431
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	6,175	6,572
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	800	852
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	47,910	51,697
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[3]	3,275	3,349
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	4,575	4,735
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,775	1,654
Comcast Corp. 6.30% 2017	7,000	7,565
Comcast Corp. 3.15% 2026	7,835	8,193
Comcast Corp. 4.75% 2044	6,105	7,080
Cumulus Media Holdings Inc. 7.75% 2019	5,030	2,113
Cumulus Media Inc., Term Loan B, 4.25% 2020[6,7,8]	2,045	1,413
Daimler Finance NA LLC 2.70% 2020[3]	1,500	1,536
DaimlerChrysler North America Holding Corp. 1.476% 2018[3,6]	1,500	1,495
DaimlerChrysler North America Holding Corp. 2.45% 2020[3]	7,500	7,555
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	6,750	6,957
Delta 2 (Formula One), Term Loan B, 7.75% 2022[6,7,8]	2,975	2,816
Capital Income Builder — Page 14 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DISH DBS Corp. 7.875% 2019	$7,000	$7,744
Family Tree Escrow LLC 5.25% 2020[3]	575	600
Family Tree Escrow LLC 5.75% 2023[3]	11,175	11,971
Federated Department Stores, Inc. 6.90% 2029	3,177	3,521
Ford Motor Co. 4.75% 2043	750	780
Ford Motor Credit Co. 8.00% 2016	2,000	2,084
Ford Motor Credit Co. 4.25% 2017	5,000	5,111
Ford Motor Credit Co. 2.375% 2018	2,500	2,531
Ford Motor Credit Co. 2.597% 2019	810	821
Ford Motor Credit Co. 3.20% 2021	10,000	10,312
Ford Motor Credit Co. 3.219% 2022	4,390	4,532
Ford Motor Credit Co. 3.664% 2024	1,000	1,022
Ford Motor Credit Co. 4.134% 2025	15,000	15,915
Ford Motor Credit Co. 4.389% 2026	8,750	9,471
Gannett Co., Inc. 5.125% 2019	1,385	1,437
Gannett Co., Inc. 4.875% 2021[3]	435	445
Gannett Co., Inc. 5.50% 2024[3]	1,500	1,554
General Motors Co. 4.00% 2025	1,340	1,357
General Motors Financial Co. 6.75% 2018	1,500	1,639
General Motors Financial Co. 3.70% 2020	15,890	16,481
General Motors Financial Co. 4.375% 2021	5,000	5,293
General Motors Financial Co. 3.45% 2022	3,170	3,185
General Motors Financial Co. 4.30% 2025	17,250	17,728
General Motors Financial Co. 5.25% 2026	1,100	1,208
Hilton Worldwide Finance LLC 5.625% 2021	1,800	1,877
Home Depot, Inc. 4.40% 2021	10,000	11,218
International Game Technology 6.25% 2022[3]	2,800	2,864
Li & Fung Ltd. 6.00% (undated)[6]	28,831	29,768
Limited Brands, Inc. 8.50% 2019	3,006	3,562
Limited Brands, Inc. 7.00% 2020	2,994	3,473
Limited Brands, Inc. 6.875% 2035	2,575	2,845
Lowe’s Companies, Inc. 2.50% 2026	3,545	3,510
Marks and Spencer Group PLC 6.25% 2017[3]	6,729	7,183
Marriott International, Inc., Series I, 6.375% 2017	5,250	5,518
McDonald’s Corp. 2.75% 2020	765	795
McDonald’s Corp. 3.70% 2026	10,895	11,670
McDonald’s Corp. 4.70% 2035	3,000	3,276
McDonald’s Corp. 4.875% 2045	5,700	6,464
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[3]	525	539
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	1,000	1,026
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	6,875	7,167
MGM Resorts International 7.50% 2016	2,075	2,084
MGM Resorts International 6.75% 2020	2,025	2,172
MGM Resorts International 7.75% 2022	12,700	14,240
Michaels Stores, Inc. 5.875% 2020[3]	725	760
NBC Universal Enterprise, Inc. 1.313% 2018[3,6]	13,105	13,125
NBC Universal Enterprise, Inc. 5.25% 2049[3]	9,635	9,996
NCL Corp. Ltd. 5.25% 2019[3]	900	929
Needle Merger Sub Corp. 8.125% 2019[3]	4,350	4,089
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	2,150	1,881
Neiman Marcus Group LTD Inc. 8.75% 2021[3,10]	3,955	3,302
Neiman Marcus, Term Loan B, 4.25% 2020[6,7,8]	6,338	6,050
Newell Rubbermaid Inc. 2.60% 2019	6,445	6,598
Newell Rubbermaid Inc. 3.15% 2021	15,055	15,597
Capital Income Builder — Page 15 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Newell Rubbermaid Inc. 3.85% 2023	$11,275	$11,768
Newell Rubbermaid Inc. 4.20% 2026	23,785	25,110
Newell Rubbermaid Inc. 5.375% 2036	520	571
Newell Rubbermaid Inc. 5.50% 2046	19,145	21,337
NIKE, Inc. 3.875% 2045	12,145	12,903
PETCO Animal Supplies, Inc., Term Loan B-1, 5.75% 2023[6,7,8]	9,476	9,546
PETsMART, Inc. 7.125% 2023[3]	7,100	7,278
Playa Resorts Holding BV 8.00% 2020[3]	6,600	6,666
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	725	778
Schaeffler Finance BV 4.75% 2021[3]	5,000	5,163
Schaeffler Holding Finance BV 6.75% 2022[3,10]	5,000	5,466
Starbucks Corp. 2.10% 2021	1,290	1,320
Starbucks Corp. 2.70% 2022	2,675	2,791
Starbucks Corp. 4.30% 2045	3,565	4,013
Target Corp. 6.00% 2018	24,000	26,010
Thomson Reuters Corp. 1.30% 2017	2,455	2,452
Thomson Reuters Corp. 1.65% 2017	2,880	2,886
Thomson Reuters Corp. 4.30% 2023	2,085	2,243
Thomson Reuters Corp. 5.65% 2043	2,375	2,590
Time Warner Cable Inc. 5.00% 2020	10,000	10,921
Time Warner Inc. 4.85% 2045	5,750	6,216
Univision Communications Inc. 8.50% 2021[3]	3,000	3,135
Univision Communications Inc. 6.75% 2022[3]	10,000	10,650
Univision Communications Inc. 5.125% 2025[3]	2,500	2,478
Volkswagen Group of America Finance, LLC 1.25% 2017[3]	5,930	5,912
Volkswagen Group of America Finance, LLC 2.40% 2020[3]	4,070	4,038
Warner Music Group 6.00% 2021[3]	775	800
Warner Music Group 5.625% 2022[3]	6,475	6,588
Warner Music Group 6.75% 2022[3]	1,250	1,244
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	1,675	1,708
Wynn Macau, Ltd. 5.25% 2021[3]	1,000	963
ZF Friedrichshafen AG 4.50% 2022[3]	7,395	7,598
ZF Friedrichshafen AG 4.75% 2025[3]	8,000	8,140
		752,870
Health care 0.70%
AbbVie Inc. 2.50% 2020	35,335	35,969
AbbVie Inc. 2.90% 2022	6,050	6,188
AbbVie Inc. 3.20% 2022	5,015	5,183
AbbVie Inc. 4.70% 2045	5,250	5,593
Actavis Funding SCS 2.35% 2018	17,700	17,894
Actavis Funding SCS 3.00% 2020	6,830	6,982
Actavis Funding SCS 3.45% 2022	9,790	10,056
Actavis Funding SCS 3.80% 2025	36,170	37,155
Actavis Funding SCS 4.55% 2035	7,020	7,014
Actavis Funding SCS 4.75% 2045	15,930	16,168
AstraZeneca PLC 3.375% 2025	28,025	29,221
Baxalta Inc. 2.875% 2020[3]	3,000	3,003
Baxalta Inc. 4.00% 2025[3]	4,830	4,976
Becton, Dickinson and Co. 2.675% 2019	3,400	3,492
Becton, Dickinson and Co. 3.734% 2024	8,080	8,612
Becton, Dickinson and Co. 4.685% 2044	1,770	1,965
Biogen Inc. 2.90% 2020	5,375	5,575
Biogen Inc. 4.05% 2025	6,055	6,501
Capital Income Builder — Page 16 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Biogen Inc. 5.20% 2045	$17,010	$19,448
Boston Scientific Corp. 2.85% 2020	11,470	11,744
Boston Scientific Corp. 6.00% 2020	8,075	9,145
Boston Scientific Corp. 3.375% 2022	5,300	5,443
Boston Scientific Corp. 3.85% 2025	7,250	7,577
Celgene Corp. 3.625% 2024	5,515	5,753
Celgene Corp. 3.875% 2025	36,230	38,348
Celgene Corp. 4.625% 2044	10,405	10,752
Celgene Corp. 5.00% 2045	1,695	1,868
Centene Corp. 5.75% 2017	3,175	3,282
Centene Corp. 5.625% 2021[3]	4,830	5,084
Centene Corp. 4.75% 2022	2,180	2,256
Centene Corp. 6.125% 2024[3]	1,350	1,421
Concordia Healthcare Corp. 9.50% 2022[3]	1,410	1,437
Concordia Healthcare Corp. 7.00% 2023[3]	560	522
DJO Finco Inc. 8.125% 2021[3]	3,675	3,234
EMD Finance LLC 2.40% 2020[3]	3,105	3,138
EMD Finance LLC 2.95% 2022[3]	9,800	10,028
EMD Finance LLC 3.25% 2025[3]	23,700	23,993
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[3]	3,175	3,104
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	915	892
Gilead Sciences, Inc. 3.05% 2016	18,215	18,454
Gilead Sciences, Inc. 3.25% 2022	1,780	1,887
Gilead Sciences, Inc. 3.65% 2026	3,490	3,744
Gilead Sciences, Inc. 4.75% 2046	3,750	4,168
HCA Inc. 3.75% 2019	1,915	1,968
HCA Inc. 6.50% 2020	5,000	5,550
HCA Inc. 5.00% 2024	5,500	5,706
HCA Inc. 5.25% 2025	4,000	4,150
HCA Inc. 5.25% 2026	5,525	5,753
Hologic, Inc. 5.25% 2022[3]	810	851
Humana Inc. 3.85% 2024	6,800	7,122
Humana Inc. 4.95% 2044	700	744
inVentiv Health Inc. 10.00% 2018[3,10]	10,278	10,561
inVentiv Health Inc. 10.00% 2018	1,256	1,251
inVentiv Health Inc. 10.00% 2018	837	827
inVentiv Health Inc., Term Loan B4, 7.75% 2018[6,7,8]	2,860	2,858
Johnson & Johnson 2.45% 2026	4,830	4,862
Kindred Healthcare, Inc. 8.00% 2020	1,875	1,877
Kindred Healthcare, Inc. 8.75% 2023	2,110	2,105
Kinetic Concepts, Inc. 10.50% 2018	7,085	7,196
Kinetic Concepts, Inc. 12.50% 2019	5,000	4,812
Kinetic Concepts, Inc. 7.875% 2021[3]	1,475	1,599
Laboratory Corporation of America Holdings 3.20% 2022	2,400	2,446
Laboratory Corporation of America Holdings 4.70% 2045	12,565	12,851
Mallinckrodt PLC 5.625% 2023[3]	4,195	3,943
McKesson Corp. 2.284% 2019	5,810	5,910
McKesson Corp. 3.796% 2024	2,640	2,824
MEDNAX, Inc. 5.25% 2023[3]	370	385
Medtronic, Inc. 2.50% 2020	14,015	14,489
Medtronic, Inc. 4.375% 2035	6,515	7,230
Medtronic, Inc. 4.625% 2045	2,825	3,235
Merck & Co., Inc. 0.978% 2018[6]	30,000	30,070
Molina Healthcare, Inc. 5.375% 2022[3]	1,595	1,655
Capital Income Builder — Page 17 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Novartis Securities Investment Ltd. 5.125% 2019	$15,000	$16,566
Ortho-Clinical Diagnostics Inc. 6.625% 2022[3]	3,355	2,818
Pfizer Inc. 0.934% 2018[6]	5,000	5,005
Pfizer Inc. 7.20% 2039	196	289
Quintiles Transnational Corp. 4.875% 2023[3]	3,285	3,379
St. Jude Medical, Inc. 2.80% 2020	2,645	2,711
St. Jude Medical, Inc. 3.875% 2025	4,845	5,150
Tenet Healthcare Corp. 6.75% 2023	1,815	1,808
Tenet Healthcare Corp., First Lien, 6.25% 2018	4,000	4,300
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,615	1,720
Tenet Healthcare Corp., First Lien, 4.50% 2021	10,000	10,175
UnitedHealth Group Inc. 2.70% 2020	6,460	6,735
UnitedHealth Group Inc. 2.125% 2021	7,000	7,069
UnitedHealth Group Inc. 3.75% 2025	13,180	14,301
UnitedHealth Group Inc. 4.625% 2035	1,475	1,655
UnitedHealth Group Inc. 4.75% 2045	2,455	2,842
VPI Escrow Corp. 6.75% 2018[3]	7,000	6,799
VPI Escrow Corp. 6.375% 2020[3]	4,230	3,855
VRX Escrow Corp. 5.375% 2020[3]	3,465	3,086
VRX Escrow Corp. 5.875% 2023[3]	1,615	1,366
VRX Escrow Corp. 6.125% 2025[3]	1,110	924
WellPoint, Inc. 2.30% 2018	2,740	2,779
WellPoint, Inc. 2.25% 2019	2,000	2,032
Zimmer Holdings, Inc. 2.00% 2018	4,000	4,025
Zimmer Holdings, Inc. 2.70% 2020	5,500	5,614
Zimmer Holdings, Inc. 3.15% 2022	4,000	4,109
Zimmer Holdings, Inc. 3.55% 2025	5,990	6,163
		690,374
Utilities 0.45%
AES Corp. 8.00% 2020	2,900	3,364
AES Corp. 7.375% 2021	7,000	8,067
Ameren Corp. 3.65% 2026	4,055	4,166
Calpine Corp. 6.00% 2022[3]	350	371
Calpine Corp. 5.375% 2023	2,925	2,965
Calpine Corp. 7.875% 2023[3]	1,123	1,204
Calpine Corp. 5.50% 2024	660	663
Calpine Corp. 5.875% 2024[3]	5,000	5,337
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	25,541
CMS Energy Corp. 8.75% 2019	2,060	2,492
CMS Energy Corp. 6.25% 2020	7,500	8,589
CMS Energy Corp. 5.05% 2022	8,103	9,152
CMS Energy Corp. 3.875% 2024	16,650	17,853
CMS Energy Corp. 3.60% 2025	6,135	6,441
CMS Energy Corp. 4.70% 2043	5,000	5,422
Consumers Energy Co. 5.65% 2020	919	1,043
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	1,500	1,548
Dominion Resources, Inc. 4.104% 2021	14,337	14,636
Duke Energy Corp. 3.75% 2024	7,490	7,994
Duke Energy Corp. 4.80% 2045	2,750	3,024
Dynegy Finance Inc. 6.75% 2019	2,520	2,564
Dynegy Finance Inc. 7.375% 2022	2,290	2,273
Dynegy Finance Inc. 7.625% 2024	3,570	3,508
Electricité de France SA 4.95% 2045[3]	6,415	6,984
Capital Income Builder — Page 18 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Corp. 4.70% 2017	$6,500	$6,607
Entergy Louisiana, LLC 3.30% 2022	3,260	3,378
Eversource Energy 2.80% 2023	4,500	4,527
Exelon Corp. 2.85% 2020	11,375	11,618
Exelon Corp. 2.45% 2021	1,830	1,850
Exelon Corp. 3.40% 2026	8,580	8,762
Mississippi Power Co. 4.25% 2042	2,781	2,315
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	9,736	11,231
Northeast Utilities 3.15% 2025	7,911	7,969
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	9	12
NV Energy, Inc 6.25% 2020	47,701	56,101
Ohio Power Co., Series G, 6.60% 2033	3,178	3,969
Ohio Power Co., Series H, 6.60% 2033	704	898
Pacific Gas and Electric Co. 3.25% 2021	3,000	3,164
Pacific Gas and Electric Co. 3.25% 2023	10,000	10,510
Pacific Gas and Electric Co. 3.40% 2024	9,611	10,171
Pacific Gas and Electric Co. 3.75% 2024	1,293	1,402
Pacific Gas and Electric Co. 3.75% 2042	536	538
Pacific Gas and Electric Co. 4.25% 2046	3,413	3,760
Pennsylvania Electric Co. 6.05% 2017	3,000	3,168
Progress Energy, Inc. 7.05% 2019	10,150	11,548
Progress Energy, Inc. 4.40% 2021	2,250	2,423
Progress Energy, Inc. 7.00% 2031	10,000	13,204
Progress Energy, Inc. 7.75% 2031	4,500	6,249
Public Service Co. of Colorado 5.80% 2018	4,850	5,294
Public Service Co. of Colorado 5.125% 2019	2,974	3,286
Puget Energy Inc. 3.65% 2025	9,902	10,037
Puget Sound Energy, Inc., First Lien, 6.50% 2020	8,815	10,244
Puget Sound Energy, Inc., First Lien, 5.625% 2022	9,010	10,112
Sierra Pacific Power Co. 2.60% 2026[3]	17,500	17,479
Tampa Electric Co. 5.40% 2021	1,987	2,227
Tampa Electric Co. 2.60% 2022	6,850	6,988
Teco Finance, Inc. 5.15% 2020	16,579	18,009
Virginia Electric and Power Co. 3.45% 2024	1,860	1,982
Xcel Energy Inc. 2.40% 2021	3,622	3,682
Xcel Energy Inc. 3.30% 2025	13,350	13,849
Xcel Energy Inc. 6.50% 2036	10,866	14,024
Xcel Energy Inc. 4.80% 2041	315	350
		448,138
Consumer staples 0.38%
Altria Group, Inc. 9.25% 2019	3,834	4,767
Altria Group, Inc. 2.625% 2020	4,340	4,502
Altria Group, Inc. 4.75% 2021	1,500	1,702
Altria Group, Inc. 2.95% 2023	3,800	3,963
Altria Group, Inc. 4.00% 2024	3,000	3,323
Altria Group, Inc. 4.25% 2042	4,000	4,227
Altria Group, Inc. 4.50% 2043	1,100	1,210
Altria Group, Inc. 5.375% 2044	4,375	5,441
Anheuser-Busch InBev NV 6.875% 2019	16,000	18,901
Anheuser-Busch InBev NV 2.65% 2021	3,275	3,367
Anheuser-Busch InBev NV 3.30% 2023	7,140	7,513
Anheuser-Busch InBev NV 3.65% 2026	38,800	40,998
Anheuser-Busch InBev NV 4.90% 2046	11,325	12,829
Capital Income Builder — Page 19 of 30

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Coca-Cola Co. 1.80% 2016	$500	$502
Coca-Cola Co. 3.30% 2021	2,000	2,160
Constellation Brands, Inc. 3.875% 2019	3,500	3,697
H.J Heinz Co. 4.875% 2025[3]	1,994	2,207
Kroger Co. 6.40% 2017	31,300	33,361
Kroger Co. 2.60% 2021	1,455	1,499
Kroger Co. 3.50% 2026	745	785
PepsiCo, Inc. 2.50% 2016	10,000	10,003
Pernod Ricard SA 2.95% 2017[3]	12,000	12,131
Pernod Ricard SA 4.45% 2022[3]	13,975	15,186
Philip Morris International Inc. 1.875% 2021	2,170	2,180
Philip Morris International Inc. 3.60% 2023	4,545	4,938
Philip Morris International Inc. 2.75% 2026	1,915	1,939
Philip Morris International Inc. 3.875% 2042	4,500	4,560
Philip Morris International Inc. 4.25% 2044	2,000	2,138
Reynolds American Inc. 2.30% 2018	2,645	2,698
Reynolds American Inc. 3.25% 2020	7,355	7,723
Reynolds American Inc. 4.00% 2022	4,500	4,900
Reynolds American Inc. 4.45% 2025	40,250	44,777
Reynolds American Inc. 5.70% 2035	2,315	2,771
Reynolds American Inc. 6.15% 2043	1,135	1,436
Reynolds American Inc. 5.85% 2045	28,750	35,518
SABMiller Holdings Inc. 2.45% 2017[3]	14,815	14,948
WM. Wrigley Jr. Co 2.40% 2018[3]	4,075	4,152
WM. Wrigley Jr. Co 2.90% 2019[3]	2,000	2,069
WM. Wrigley Jr. Co 3.375% 2020[3]	39,435	41,472
		372,493
Materials 0.31%
Aleris International, Inc. 9.50% 2021[3]	1,900	1,990
ArcelorMittal 5.50% 2017	24,950	25,792
ArcelorMittal 10.85% 2019	10,750	12,363
ArcelorMittal 6.50% 2021	1,000	1,028
ArcelorMittal 7.25% 2022	20,500	21,666
ArcelorMittal 6.125% 2025	875	860
Ball Corp. 4.375% 2020	1,225	1,276
BHP Billiton Finance (USA) Ltd. 2.05% 2018	13,220	13,348
Chemours Co. 6.625% 2023[3]	2,400	2,112
Chemours Co. 7.00% 2025[3]	2,790	2,434
E.I. du Pont de Nemours and Co. 5.25% 2016	826	849
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	10,126
Ecolab Inc. 3.00% 2016	8,725	8,831
Ecolab Inc. 4.35% 2021	1,500	1,673
First Quantum Minerals Ltd. 6.75% 2020[3]	7,188	6,020
First Quantum Minerals Ltd. 7.00% 2021[3]	23,782	19,382
First Quantum Minerals Ltd. 7.25% 2022[3]	72,600	58,443
FMG Resources 4.25% 2019[6,7,8]	2,275	2,153
FMG Resources 9.75% 2022[3]	5,500	5,816
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	5,000	4,200
Freeport-McMoRan Inc. 6.875% 2023	15,000	13,575
Georgia Gulf Corp. 4.875% 2023	2,500	2,481
JMC Steel Group Inc. 8.25% 2018[3]	6,575	6,345
LSB Industries, Inc. 7.75% 2019	2,100	2,027
Monsanto Co. 2.75% 2021	515	527
Capital Income Builder — Page 20 of 30

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Monsanto Co. 4.40% 2044	$300	$290
Mosaic Co. 4.25% 2023	1,700	1,792
Owens-Illinois, Inc. 5.875% 2023[3]	4,970	5,355
Owens-Illinois, Inc. 6.375% 2025[3]	4,130	4,458
Platform Specialty Products Corp. 10.375% 2021[3]	4,300	4,300
Platform Specialty Products Corp. 6.50% 2022[3]	200	177
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	423
Rayonier Advanced Materials Inc. 5.50% 2024[3]	2,545	2,163
Reynolds Group Inc. 9.875% 2019	203	210
Reynolds Group Inc. 5.75% 2020	9,000	9,371
Reynolds Group Inc. 6.875% 2021	3,000	3,117
Ryerson Inc. 9.00% 2017	3,275	3,033
Ryerson Inc. 11.25% 2018	2,004	1,463
Summit Materials, Inc. 6.125% 2023	700	709
Tembec Industries Inc. 9.00% 2019[3]	1,055	765
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[3]	2,020	2,141
Vale Overseas Ltd. 6.875% 2036	8,150	7,355
Vale Overseas Ltd. 6.875% 2039	40,280	35,547
Vale SA 5.625% 2042	470	374
Yara International ASA 7.875% 2019[3]	2,225	2,517
		310,877
Industrials 0.26%
ADS Waste Escrow 8.25% 2020	1,275	1,334
AerCap Holdings NV 2.75% 2017	3,250	3,258
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[7]	420	452
ARAMARK Corp. 5.125% 2024	11,000	11,687
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	4,125	3,403
BNSF Funding Trust I 6.613% 2055	6,700	7,554
Boeing Company 1.65% 2020	3,375	3,397
Boeing Company 2.20% 2022	2,840	2,878
Builders Firstsource 7.625% 2021[3]	2,801	2,962
Canadian National Railway Co. 5.55% 2018	25,000	26,989
CEVA Group PLC 7.00% 2021[3]	1,850	1,702
CEVA Group PLC 9.00% 2021[3]	775	651
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[6,7,8]	515	452
CEVA Group PLC, Term Loan, 6.50% 2021[6,7,8]	532	467
CEVA Group PLC, Term Loan, 6.50% 2021[6,7,8]	92	81
CEVA Group PLC, Term Loan B, 6.50% 2021[6,7,8]	734	645
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	1,094	1,119
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	861	879
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	3,767	3,908
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	7,037	7,633
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	7,023	7,689
Corporate Risk Holdings LLC 9.50% 2019[3]	6,538	5,492
DAE Aviation Holdings, Inc. 10.00% 2023[3]	4,575	4,506
European Aeronautic Defence and Space Company 2.70% 2023[3]	18,000	18,459
Gardner Denver, Inc., Term Loan B, 4.25% 2020[6,7,8]	5,909	5,538
Gates Global LLC 6.00% 2022[3]	8,950	7,831
Gates Global LLC, Term Loan B, 4.25% 2021[6,7,8]	9,975	9,589
General Electric Capital Corp. 2.342% 2020[3]	5,984	6,129
General Electric Co. 5.25% 2017	12,500	13,355
HD Supply, Inc. 7.50% 2020	1,000	1,064
HD Supply, Inc. 5.25% 2021[3]	3,325	3,504
Capital Income Builder — Page 21 of 30

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
HDTFS Inc. 6.75% 2019	$11,000	$11,190
KLX Inc. 5.875% 2022[3]	1,780	1,800
LMI Aerospace Inc. 7.375% 2019	2,550	2,473
Lockheed Martin Corp. 1.85% 2018	3,370	3,419
Lockheed Martin Corp. 2.50% 2020	8,340	8,585
Lockheed Martin Corp. 3.10% 2023	2,370	2,487
Lockheed Martin Corp. 3.55% 2026	7,820	8,394
Lockheed Martin Corp. 4.50% 2036	2,320	2,582
Lockheed Martin Corp. 4.70% 2046	8,085	9,330
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[3]	750	785
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[3]	3,825	3,916
Nortek Inc. 8.50% 2021	1,500	1,567
R.R. Donnelley & Sons Co. 7.875% 2021	1,475	1,534
R.R. Donnelley & Sons Co. 6.50% 2023	775	729
Republic Services, Inc. 3.80% 2018	2,500	2,618
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	4,225	3,496
TransDigm Inc. 5.50% 2020	17,400	17,748
United Rentals, Inc. 5.875% 2026	4,275	4,275
Waste Management, Inc. 2.60% 2016	4,445	4,470
Watco Companies 6.375% 2023[3]	1,735	1,735
		257,740
Information technology 0.11%
Apple Inc. 3.25% 2026	5,250	5,496
Apple Inc. 4.65% 2046	3,250	3,584
First Data Corp. 6.75% 2020[3]	5,255	5,528
First Data Corp. 7.00% 2023[3]	5,150	5,311
First Data Corp. 5.00% 2024[3]	21,525	21,821
First Data Corp. 5.75% 2024[3]	775	790
Freescale Semiconductor, Inc. 5.00% 2021[3]	1,000	1,039
Harris Corp. 2.70% 2020	1,530	1,536
Harris Corp. 3.832% 2025	815	850
Harris Corp. 4.854% 2035	3,050	3,271
Harris Corp. 5.054% 2045	3,360	3,647
Infor Inc. 5.75% 2020[3]	1,475	1,560
International Business Machines Corp. 1.95% 2016	7,925	7,950
International Business Machines Corp. 3.375% 2023	5,000	5,343
Microsoft Corp. 4.45% 2045	10,740	11,989
National Semiconductor Corp. 6.60% 2017	10,000	10,613
NXP BV and NXP Funding LLC 4.125% 2020[3]	4,000	4,120
Oracle Corp. 1.208% 2019[6]	5,000	5,027
Oracle Corp. 4.125% 2045	2,525	2,622
Samsung Electronics America, Inc. 1.75% 2017[3]	2,350	2,355
Serena Software, Inc., Term Loan B, 7.50% 2020[6,7,8]	5,622	5,623
Western Digital Corp. 7.375% 2023[3]	1,325	1,338
Western Digital Corp. 10.50% 2024[3]	1,000	975
Western Digital Corp., Term Loan B, 6.25% 2023[6,7,8]	1,000	986
		113,374
Total corporate bonds & notes		6,001,850
Capital Income Builder — Page 22 of 30

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Bonds, notes & other debt instruments Mortgage-backed obligations 2.92%	Principal amount (000)	Value (000)
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.716% 2049[6,7]	$3,930	$4,021
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.922% 2034[6,7]	45	44
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 3.011% 2034[6,7]	1,099	1,078
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[6,7]	200	210
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[6,7]	4,320	4,528
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.345% 2049[6,7]	5,000	5,145
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[7]	8,122	8,164
Commercial Mortgage Trust, Series 2005-LP5, Class E, 4.893% 2043[3,6,7]	2,250	2,247
Commercial Mortgage Trust, Series 2015-LC-23, Class ASB, 3.598% 2053[7]	2,000	2,137
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,7]	4,000	4,154
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[3,7]	7,500	7,644
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[7]	282	305
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[7]	174	190
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[7]	221	237
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[7]	28,198	28,341
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[6,7]	117	120
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,7]	480	483
Fannie Mae 4.50% 2020[7]	597	620
Fannie Mae 6.00% 2021[7]	744	806
Fannie Mae 5.00% 2023[7]	1,532	1,662
Fannie Mae 4.50% 2024[7]	8,120	8,716
Fannie Mae 4.50% 2024[7]	1,937	2,062
Fannie Mae 6.00% 2024[7]	2,831	3,222
Fannie Mae 6.00% 2024[7]	22	24
Fannie Mae 6.00% 2026[7]	10,387	11,822
Fannie Mae 6.00% 2027[7]	14,762	16,834
Fannie Mae 5.50% 2033[7]	433	490
Fannie Mae 3.50% 2035[7]	45,747	48,272
Fannie Mae 3.50% 2035[7]	4,560	4,818
Fannie Mae 6.00% 2036[7]	7,084	8,140
Fannie Mae 6.00% 2036[7]	5,099	5,858
Fannie Mae 6.00% 2036[7]	4,083	4,670
Fannie Mae 6.00% 2036[7]	2,658	3,054
Fannie Mae 6.00% 2036[7]	1,135	1,306
Fannie Mae 5.50% 2037[7]	457	517
Fannie Mae 6.50% 2037[7]	1,973	2,299
Fannie Mae 6.50% 2037[7]	316	340
Fannie Mae 6.50% 2037[7]	280	326
Fannie Mae 6.50% 2037[7]	170	183
Fannie Mae 7.00% 2037[7]	4,349	5,136
Fannie Mae 7.00% 2037[7]	364	430
Fannie Mae 7.50% 2037[7]	832	941
Fannie Mae 7.50% 2037[7]	280	317
Fannie Mae 7.50% 2037[7]	260	295
Fannie Mae 7.50% 2037[7]	122	131
Fannie Mae 5.159% 2038[6,7]	184	196
Fannie Mae 5.50% 2038[7]	4,178	4,715
Fannie Mae 5.50% 2038[7]	3,263	3,682
Fannie Mae 5.50% 2038[7]	1,619	1,827
Fannie Mae 5.50% 2038[7]	789	890
Fannie Mae 5.50% 2038[7]	450	505
Fannie Mae 6.00% 2038[7]	2,182	2,493
Fannie Mae 7.00% 2038[7]	101	119
Fannie Mae 2.50% 2039[6,7]	808	853
Fannie Mae 2.57% 2039[6,7]	951	1,007
Capital Income Builder — Page 23 of 30

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.703% 2039[6,7]	$1,296	$1,374
Fannie Mae 5.50% 2039[7]	326	366
Fannie Mae 4.00% 2040[7]	854	923
Fannie Mae 6.00% 2040[7]	16,501	18,838
Fannie Mae 4.00% 2041[7]	1,418	1,533
Fannie Mae 4.00% 2041[7]	877	948
Fannie Mae 4.00% 2041[7]	671	725
Fannie Mae 4.00% 2041[7]	451	490
Fannie Mae 5.00% 2041[7]	14,592	16,210
Fannie Mae 6.00% 2041[7]	11,386	13,038
Fannie Mae 4.00% 2042[7]	33,658	36,338
Fannie Mae 4.00% 2042[7]	20,027	21,634
Fannie Mae 4.00% 2042[7]	6,829	7,383
Fannie Mae 4.00% 2042[7]	4,742	5,122
Fannie Mae 4.00% 2042[7]	2,896	3,129
Fannie Mae 4.00% 2042[7]	2,327	2,515
Fannie Mae 4.00% 2043[7]	23,226	25,097
Fannie Mae 4.00% 2043[7]	19,135	20,790
Fannie Mae 4.50% 2043[7]	7,902	8,603
Fannie Mae 4.50% 2043[7]	5,532	6,026
Fannie Mae 4.50% 2043[7]	3,585	3,905
Fannie Mae 4.00% 2045[7]	130,817	140,067
Fannie Mae 4.00% 2045[7]	108,193	115,844
Fannie Mae 4.00% 2046[7,11]	150,000	160,066
Fannie Mae 7.00% 2047[7]	60	69
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[7]	52	53
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021[7]	2,000	2,055
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[7]	747	845
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[7]	2,338	2,107
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[7]	1,764	1,606
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[7]	496	448
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[7]	317	290
Fannie Mae, Series 2006-65, Class PF, 0.719% 2036[6,7]	2,266	2,254
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[7]	105	121
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[7]	101	118
Freddie Mac 5.50% 2023[7]	1,419	1,546
Freddie Mac 5.50% 2027[7]	3,129	3,493
Freddie Mac 3.50% 2034[7]	1,656	1,748
Freddie Mac 3.50% 2035[7]	47,045	49,665
Freddie Mac 3.50% 2035[7]	45,153	47,669
Freddie Mac 3.50% 2035[7]	39,395	41,590
Freddie Mac 3.50% 2035[7]	19,536	20,619
Freddie Mac 3.50% 2035[7]	10,055	10,615
Freddie Mac 3.50% 2035[7]	8,328	8,792
Freddie Mac 3.50% 2035[7]	582	613
Freddie Mac 3.50% 2036[7]	31,140	32,866
Freddie Mac 5.00% 2038[7]	2,243	2,503
Freddie Mac 5.50% 2038[7]	4,398	4,940
Freddie Mac 5.00% 2039[7]	17,389	19,162
Freddie Mac 6.00% 2040[7]	160	182
Freddie Mac 4.50% 2041[7]	25,403	27,761
Freddie Mac 4.50% 2041[7]	1,059	1,157
Freddie Mac 5.00% 2041[7]	357	396
Freddie Mac 5.50% 2041[7]	7,900	8,879
Freddie Mac 4.50% 2043[7]	2,818	3,067
Capital Income Builder — Page 24 of 30

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2046[7]	$76,010	$79,707
Freddie Mac 6.50% 2047[7]	418	475
Freddie Mac, Series 2890, Class KT, 4.50% 2019[7]	985	1,020
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[7]	8,590	9,182
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[7]	18,009	18,453
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[7]	10,110	10,373
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[7]	41,420	42,663
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[7]	5,965	6,202
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[7]	11,565	12,191
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[7]	3,717	3,803
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[6,7]	9,380	10,111
Freddie Mac, Series 2642, Class BL, 3.50% 2023[7]	541	554
Freddie Mac, Series 2626, Class NG, 3.50% 2023[7]	96	97
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[6,7]	10,000	10,942
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[7]	28,910	30,646
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[7]	71,090	73,971
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[7]	925	867
Freddie Mac, Series K054, Class A2, multifamily 2.745% 2026[7]	8,400	8,614
Freddie Mac, Series 2122, Class QM, 6.25% 2029[7]	2,148	2,386
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[7]	3,140	2,955
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[7]	1,886	1,685
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[7]	1,016	965
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[7]	1,039	937
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[7]	903	837
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[7]	554	519
Government National Mortgage Assn. 4.50% 2037[7]	2,944	3,227
Government National Mortgage Assn. 6.00% 2039[7]	4,167	4,775
Government National Mortgage Assn. 6.50% 2039[7]	551	631
Government National Mortgage Assn. 3.50% 2040[7]	345	365
Government National Mortgage Assn. 5.00% 2040[7]	3,674	3,992
Government National Mortgage Assn. 5.50% 2040[7]	5,463	6,144
Government National Mortgage Assn. 4.50% 2041[7]	4,141	4,459
Government National Mortgage Assn. 5.00% 2041[7]	5,255	5,697
Government National Mortgage Assn. 6.50% 2041[7]	2,345	2,777
Government National Mortgage Assn. 4.50% 2043[7]	26,049	27,925
Government National Mortgage Assn. 4.50% 2043[7]	2,658	2,856
Government National Mortgage Assn. 4.50% 2043[7]	2,484	2,669
Government National Mortgage Assn. 4.50% 2044[7]	117	126
Government National Mortgage Assn. 4.00% 2045[7]	309,435	330,877
Government National Mortgage Assn. 4.00% 2045[7]	96,636	103,379
Government National Mortgage Assn. 4.00% 2045[7]	46,816	50,008
Government National Mortgage Assn. 4.50% 2045[7]	117,465	126,186
Government National Mortgage Assn. 4.50% 2045[7]	93,263	100,201
Government National Mortgage Assn. 4.50% 2045[7]	36,357	39,033
Government National Mortgage Assn. 4.50% 2045[7]	24,436	26,237
Government National Mortgage Assn. 4.50% 2045[7]	20,455	21,961
Government National Mortgage Assn. 4.50% 2045[7]	15,846	17,017
Government National Mortgage Assn. 4.50% 2045[7]	9,655	10,366
Government National Mortgage Assn. 4.50% 2045[7]	2,263	2,429
Government National Mortgage Assn. 4.00% 2046[7]	230,451	246,610
Government National Mortgage Assn. 4.00% 2046[7,11]	65,560	69,964
Government National Mortgage Assn. 4.00% 2046[7,11]	62,490	66,638
Government National Mortgage Assn. 5.816% 2058[7]	1,657	1,706
Government National Mortgage Assn. 6.172% 2058[7]	348	355
Government National Mortgage Assn. 6.205% 2058[7]	1,097	1,142
Capital Income Builder — Page 25 of 30

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 6.22% 2058[7]	$184	$190
Government National Mortgage Assn. 4.587% 2061[7]	2,668	2,809
Government National Mortgage Assn. 4.528% 2062[7]	7,134	7,531
Government National Mortgage Assn. 4.625% 2062[7]	3,045	3,241
Government National Mortgage Assn. 4.903% 2062[7]	4,233	4,468
Government National Mortgage Assn. 4.76% 2064[7]	1,574	1,646
Government National Mortgage Assn. 5.04% 2064[7]	987	1,026
Government National Mortgage Assn. 5.041% 2064[7]	1,009	1,051
Government National Mortgage Assn. 5.057% 2064[7]	1,055	1,097
Government National Mortgage Assn. 5.027% 2065[7]	979	1,018
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[7]	2,424	2,192
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[7]	1,619	1,458
Government National Mortgage Assn., Series 2003, 6.116% 2058[7]	300	314
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.129% 2038[6,7]	888	888
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.129% 2038[6,7]	295	295
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[7]	9,257	9,416
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 2043[3,6,7]	1,000	1,120
GS Mortgage Securities Corp. II, Series 2015-GS-1, Class AAB, 3.553% 2048[7]	1,000	1,069
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[3,7]	10,975	11,031
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[3,7]	11,750	11,813
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[3,7]	14,635	14,705
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[3,7]	5,060	5,084
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[7]	4,258	4,275
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.147% 2045[6,7]	5,478	5,478
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[6,7]	5,908	6,006
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[7]	7,152	7,305
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.889% 2049[6,7]	9,317	9,565
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[6,7]	5,280	5,492
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[7]	100	100
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.362% 2045[6,7]	5,335	5,507
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[7]	19,667	19,830
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-26, Class ASB, 3.323% 2048[7]	750	787
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[7]	500	528
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 6.06% 2042[6,7]	6,720	6,711
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[3,7]	1,000	1,110
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[6,7]	8,000	8,207
		2,901,089
Asset-backed obligations 0.71%
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[3,7]	500	501
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,7]	12,345	12,599
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,7]	12,500	12,540
Aesop Funding LLC, Series 2016-1-A, Class A, 2.99% 2022[3,7]	4,010	4,024
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[7]	19,870	19,965
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[7]	5,895	5,898
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.79% 2019[7]	2,355	2,358
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[7]	1,280	1,286
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[3,7]	9,265	9,266
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[3,7]	2,326	2,325
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[3,7]	2,081	2,073
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,7]	9,740	9,738
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.129% 2020[1,3,6,7]	45,256	44,234
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.528% 2021[1,3,6,7]	19,073	18,654
Capital Income Builder — Page 26 of 30

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[7]	$22,100	$22,107
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[7]	1,302	1,313
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[3,7]	11,251	11,234
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.56% 2022[3,7]	14,026	14,025
Citi Held For Issuance, Series 2015-PM-3, Class B, 4.31% 2022[3,7]	4,320	4,087
Citi Held For Issuance, Series 2016-PM-1, Class A, 4.65% 2025[3,7]	6,963	7,000
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[7]	116	117
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[3,7]	1,040	1,047
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[3,7]	2,180	2,180
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[3,7]	7,100	7,113
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,7]	3,125	3,142
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[3,7]	1,500	1,505
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,7]	2,395	2,400
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035[7]	1,404	1,424
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2-A, FSA insured, 0.623% 2035[6,7]	163	146
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, FSA insured, 0.573% 2036[6,7]	7,281	6,436
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.573% 2037[6,7]	9,500	8,541
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.583% 2037[6,7]	20,148	18,456
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39% 2020[7]	50,000	50,190
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[7]	33,755	34,312
DRB Prime Student Loan Trust, Series 2015-D, Class A-3, 2.50% 2036[3,7]	1,996	1,997
Drive Auto Receivables Trust, Series 2015-B-A, Class A-2-A, 0.93% 2017[3,7]	1,389	1,389
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,7]	7,270	7,279
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,7]	10,255	10,118
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,7]	2,000	1,996
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,7]	5,670	5,598
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,7]	12,000	11,959
Drivetime Auto Owner Trust, Series 2016-1-A, Class C, 3.54% 2021[3,7]	1,365	1,376
Drivetime Auto Owner Trust, Series 2016-2-A, Class C, 3.67% 2022[3,7]	1,425	1,424
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[7]	17,500	17,496
Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10% 2017[7]	3,315	3,315
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,7]	15,600	15,703
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[3,7]	5,000	5,037
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,7]	6,833	6,831
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2011-1A, Class A-2, 3.29% 2018[3,7]	690	698
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,7]	4,000	3,976
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,7]	1,885	1,887
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,7]	36,015	36,215
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[3,7]	1,938	1,936
Honda Auto Receivables Owner Trust, Series 2013-3, Class A-3, 0.77% 2017[7]	3,572	3,571
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.599% 2037[6,7]	14,404	12,671
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[3,7]	1,179	1,160
Mountain View Funding, Series 2007-3-A, Class A-1, CLO, 0.848% 2021[3,6,7]	3,409	3,397
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.923% 2025[3,6,7]	21,600	21,455
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[6,7]	3,328	3,078
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[3,7]	3,750	3,737
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,7]	7,650	7,491
Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.05% 2021[3,7]	8,145	7,855
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034[7]	193	197
Santander Drive Auto Receivables Trust, Series 2015-1, Class A-2-A, 0.91% 2018[7]	9,319	9,318
Capital Income Builder — Page 27 of 30

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[7]	$936	$937
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[7]	3,454	3,460
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[7]	3,850	3,851
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[7]	3,965	3,991
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[7]	6,790	6,873
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[7]	12,415	12,492
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[7]	7,665	7,741
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[7]	2,700	2,741
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[7]	7,550	7,522
Social Professional Loan Program LLC, Series 2015-C, Class A-2, 2.51% 2033[3,7]	1,896	1,880
Social Professional Loan Program LLC, Series 2015-C, Class A-1, 1.489% 2035[3,6,7]	13,992	13,709
Social Professional Loan Program LLC, Series 2015-D, Class A-2, 2.72% 2036[3,7]	2,751	2,764
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[7]	51,500	51,086
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[3,7]	2,250	2,229
Westlake Automobile Receivables Trust, Series 2016-1-A, Class C, 3.29% 2021[3,7]	2,250	2,258
Westlake Automobile Receivables Trust, Series 2015-1-A, Class D, 2.96% 2022[3,7]	2,625	2,589
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[7]	23,375	23,390
		701,909
Federal agency bonds & notes 0.24%
CoBank, ACB 1.234% 2022[3,6]	3,190	3,015
Fannie Mae 5.375% 2016	60,420	61,020
Fannie Mae 2.125% 2026	37,230	37,177
Freddie Mac 5.50% 2016	14,580	14,736
Freddie Mac 1.00% 2017	14,400	14,445
Freddie Mac 5.50% 2017	50,000	53,050
Freddie Mac 1.25% 2019	50,000	50,279
		233,722
Municipals 0.07%
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	15,500	15,700
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, 2016-A, 2.638% 2021	12,480	12,768
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,000	14,767
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	25,000	25,773
		69,008
Bonds & notes of governments & government agencies outside the U.S. 0.05%
Bermuda Government 4.138% 2023[3]	4,850	4,959
Bermuda Government 4.854% 2024[3]	6,000	6,390
Colombia (Republic of) Global 4.50% 2026	3,000	3,076
Indonesia (Republic of) 4.75% 2026[3]	5,500	5,852
Province of Manitoba 3.05% 2024	6,850	7,270
Province of Ontario 3.20% 2024	10,000	10,669
United Mexican States Government Global 4.125% 2026	12,500	13,156
		51,372
Total bonds, notes & other debt instruments (cost: $15,706,759,000)		16,027,502
Short-term securities 3.79%
Alphabet Inc. 0.53% due 7/6/2016[3]	50,000	49,960
Apple Inc. 0.42% due 7/6/2016[3]	100,000	99,919
Army and Air Force Exchange Service 0.40% due 5/17/2016[3]	49,000	48,991
Capital Income Builder — Page 28 of 30

unaudited
Short-term securities	Principal amount (000)	Value (000)
BNP Paribas Finance Inc. 0.29% due 5/2/2016	$50,000	$49,999
CAFCO, LLC 0.58%–0.80% due 6/23/2016–8/1/2016	100,000	99,889
Caterpillar Financial Services Corp. 0.41%–0.42% due 5/18/2016–6/27/2016	75,700	75,650
Chevron Corp. 0.39% due 5/20/2016[3]	50,000	49,989
Coca-Cola Co. 0.42%–0.56% due 5/24/2016–7/7/2016[3]	140,000	139,926
Emerson Electric Co. 0.41% due 6/17/2016[3]	65,000	64,960
ExxonMobil Corp. 0.37%–0.47% due 5/2/2016–5/23/2016	140,000	139,982
Fannie Mae 0.36%–0.60% due 5/31/2016–1/3/2017	285,100	284,729
Federal Farm Credit Banks 0.30%–0.65% due 5/17/2016–12/12/2016	125,000	124,815
Federal Home Loan Bank 0.29%–0.59% due 5/10/2016–10/4/2016	1,141,500	1,140,834
Freddie Mac 0.37%–0.43% due 5/4/2016–9/6/2016	376,600	376,328
GE Capital Treasury Services (U.S.) LLC 0.42% due 6/14/2016	50,000	49,975
General Electric Co. 0.31% due 5/2/2016	109,750	109,747
John Deere Canada ULC 0.42% due 5/17/2016[3]	52,000	51,989
John Deere Financial Ltd. 0.41%–0.43% due 5/10/2016–5/12/2016[3]	72,000	71,991
Jupiter Securitization Co., LLC 0.85% due 7/8/2016[3]	50,000	49,948
Microsoft Corp. 0.43%–0.44% due 6/1/2016–7/13/2016[3]	110,500	110,422
Pfizer Inc 0.47%–0.50% due 5/16/2016–7/18/2016[3]	119,700	119,635
Regents of the University of California 0.53% due 6/23/2016	40,000	39,968
U.S. Bank, N.A. 0.52%–0.70% due 6/20/2016–8/15/2016	136,500	136,556
Wal-Mart Stores, Inc. 0.36% due 5/9/2016–5/24/2016[3]	80,500	80,488
Walt Disney Co. 0.48% due 6/24/2016[3]	50,000	49,963
Wells Fargo Bank, N.A. 0.84%–0.86% due 8/16/2016–10/18/2016	140,000	140,035
Total short-term securities (cost: $3,756,033,000)		3,756,688
Total investment securities 100.08% (cost: $89,975,668,000)		99,263,802
Other assets less liabilities (0.08)%		(78,715)
Net assets 100.00%		$99,185,087
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Capital Income Builder — Page 29 of 30

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $439,831,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 4/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	6/15/2016	HSBC Bank	$10,796	A$14,250	$(17)
British pounds	6/3/2016	JPMorgan Chase	$177,151	£123,100	(2,734)
Euros	5/16/2016	HSBC Bank	$28,143	€24,634	(78)
Singapore dollars	5/26/2016	Barclays Bank PLC	$50,404	S$70,725	(2,144)
Thai baht	5/9/2016	JPMorgan Chase	$45,155	THB1,609,200	(905)
					$(5,878)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $33,873,510,000, which represented 34.15% of the net assets of the fund. This amount includes $33,765,079,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,768,491,000, which represented 2.79% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $9,208,000, which represented less than .01% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $53,698,000, which represented .05% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Purchased on a TBA basis.

Key to abbreviations and symbols
A$ = Australian dollars	FDR = Fiduciary Depositary Receipts	Ref. = Refunding
ADR = American Depositary Receipts	Fin. = Finance	Rev. = Revenue
Auth. = Authority	GBP/£ = British pounds	S$ = Singapore dollars
CAD = Canadian dollars	HKD = Hong Kong dollars	TBA = To be announced
CLO - Collateralized Loan Obligations	LOC = Letter of Credit	THB = Thai baht
€ = Euros	MXN = Mexican pesos
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-012-0616O-S49216	Capital Income Builder — Page 30 of 30

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: June 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: June 30, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: June 30, 2016